Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 0.6%
Consumer, Non-cyclical - 0.2%
Endo, Inc.*	68,575	$1,943,397
CVS Health Corp.[1]	331	21,753
Gilead Sciences, Inc.[1]	186	21,262
Philip Morris International, Inc.[1]	135	20,963
Abbott Laboratories[1]	150	20,702
AbbVie, Inc.[1]	98	20,485
Eli Lilly & Co.[1]	22	20,254
Boston Scientific Corp.*,1	189	19,616
Coca-Cola Co.[1]	274	19,512
Amgen, Inc.[1]	63	19,408
Solventum Corp.*,1	243	19,379
Johnson & Johnson[1]	117	19,307
McKesson Corp.[1]	30	19,208
Baxter International, Inc.[1]	553	19,084
Medtronic plc[1]	207	19,048
Quest Diagnostics, Inc.[1]	110	19,019
Cardinal Health, Inc.[1]	146	18,904
Labcorp Holdings, Inc.[1]	75	18,828
Dexcom, Inc.*,1	213	18,823
Cencora, Inc. — Class A1	74	18,762
Kimberly-Clark Corp.[1]	131	18,603
Intuitive Surgical, Inc.*,1	32	18,341
Rollins, Inc.[1]	350	18,337
Kenvue, Inc.[1]	771	18,196
Kroger Co.[1]	279	18,085
GE HealthCare Technologies, Inc.[1]	207	18,081
Corteva, Inc.[1]	287	18,075
Bristol-Myers Squibb Co.[1]	303	18,065
Church & Dwight Company, Inc.[1]	162	18,015
Monster Beverage Corp.*,1	329	17,980
STERIS plc[1]	82	17,979
Automatic Data Processing, Inc.[1]	57	17,965
S&P Global, Inc.[1]	34	17,965
Pfizer, Inc.[1]	679	17,946
Cigna Group[1]	58	17,913
Verisk Analytics, Inc. — Class A1	60	17,815
Stryker Corp.[1]	46	17,765
Vertex Pharmaceuticals, Inc.*,1	37	17,752
Kellanova[1]	213	17,658
Becton Dickinson & Co.[1]	78	17,591
Centene Corp.*,1	301	17,506
Altria Group, Inc.[1]	313	17,481
Mondelez International, Inc. — Class A1	272	17,470
Elevance Health, Inc.[1]	44	17,463
McCormick & Company, Inc.[1]	211	17,431
Procter & Gamble Co.[1]	100	17,384
Incyte Corp.*,1	236	17,346
Keurig Dr Pepper, Inc.[1]	515	17,263
Corpay, Inc.*,1	47	17,251
Molina Healthcare, Inc.*,1	57	17,164
Insulet Corp.*,1	63	17,153
Moody's Corp.[1]	34	17,134
Molson Coors Beverage Co. — Class B1	279	17,100
IDEXX Laboratories, Inc.*,1	39	17,047
Tyson Foods, Inc. — Class A1	277	16,991
Thermo Fisher Scientific, Inc.[1]	32	16,927
Colgate-Palmolive Co.[1]	185	16,866
Kraft Heinz Co.[1]	548	16,829
Cintas Corp.[1]	81	16,807
Humana, Inc.[1]	62	16,766
Hershey Co.[1]	97	16,753
PepsiCo, Inc.[1]	109	16,728
Zimmer Biomet Holdings, Inc.	160	16,691
J M Smucker Co.[1]	151	16,690
Edwards Lifesciences Corp.*,1	232	16,616
Waters Corp.*,1	44	16,603
HCA Healthcare, Inc.[1]	54	16,540
Revvity, Inc.[1]	147	16,486
Avery Dennison Corp.[1]	87	16,353
ResMed, Inc.[1]	70	16,346
DaVita, Inc.*,1	110	16,267
Clorox Co.[1]	104	16,265
Zoetis, Inc.	97	16,222
Henry Schein, Inc.*,1	223	16,094
Sysco Corp.[1]	213	16,090
IQVIA Holdings, Inc.*,1	85	16,048
The Campbell's Co.[1]	399	15,984
Equifax, Inc.[1]	65	15,938
General Mills, Inc.[1]	262	15,882
Merck & Company, Inc.[1]	172	15,867
Conagra Brands, Inc.[1]	618	15,784
Universal Health Services, Inc. — Class B1	90	15,772
Cooper Companies, Inc.*,1	173	15,636
Agilent Technologies, Inc.[1]	121	15,478
Regeneron Pharmaceuticals, Inc.[1]	22	15,372
Global Payments, Inc.[1]	146	15,371
Biogen, Inc.*,1	109	15,315
Archer-Daniels-Midland Co.[1]	324	15,293
UnitedHealth Group, Inc.[1]	32	15,199
Estee Lauder Companies, Inc. — Class A1	211	15,173
Danaher Corp.[1]	73	15,167
Bunge Global S.A.[1]	202	14,986
Hormel Foods Corp.[1]	517	14,802
Charles River Laboratories International, Inc.*,1	89	14,713
Hologic, Inc.*,1	227	14,390

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 0.6% (continued)
Consumer, Non-cyclical - 0.2% (continued)
United Rentals, Inc.[1]	22	$14,131
MarketAxess Holdings, Inc.[1]	73	14,074
Bio-Techne Corp.[1]	223	13,770
Align Technology, Inc.*,1	72	13,466
PayPal Holdings, Inc.*,1	189	13,428
Quanta Services, Inc.[1]	51	13,241
Brown-Forman Corp. — Class B1	381	12,615
West Pharmaceutical Services, Inc.[1]	54	12,546
Constellation Brands, Inc. — Class A1	71	12,460
Viatris, Inc.[1]	1,344	12,405
Moderna, Inc.*,1	400	12,384
Teleflex, Inc.[1]	93	12,346
Lamb Weston Holdings, Inc.[1]	229	11,878
Save-A-Lot*,†††	1,871,199	187
Endo Guc Trust — Class A*,†††	13,803	1
Total Consumer, Non-cyclical		3,745,066
Financial - 0.1%
Checkers Holdings, Inc.*,†††	84,343	335,685
Globe Life, Inc.[1]	163	20,771
Welltower, Inc. REIT[1]	133	20,417
Arthur J Gallagher & Co.[1]	60	20,264
Visa, Inc. — Class A1	55	19,949
Progressive Corp.[1]	70	19,740
Brown & Brown, Inc.[1]	165	19,559
Ventas, Inc. REIT[1]	282	19,509
American International Group, Inc.[1]	233	19,325
Aon plc — Class A1	47	19,229
Principal Financial Group, Inc.[1]	215	19,144
Bank of New York Mellon Corp.[1]	215	19,124
Citigroup, Inc.[1]	238	19,028
Marsh & McLennan Companies, Inc.[1]	80	19,027
Berkshire Hathaway, Inc. — Class B*,1	37	19,012
Prologis, Inc. REIT[1]	153	18,960
Discover Financial Services[1]	96	18,738
Wells Fargo & Co.[1]	239	18,718
Intercontinental Exchange, Inc.[1]	108	18,709
Willis Towers Watson plc[1]	55	18,681
JPMorgan Chase & Co.[1]	70	18,526
CME Group, Inc. — Class A1	73	18,525
Capital One Financial Corp.[1]	92	18,451
Mastercard, Inc. — Class A1	32	18,442
MetLife, Inc.[1]	213	18,356
Mid-America Apartment Communities, Inc. REIT[1]	108	18,157
Travelers Companies, Inc.[1]	70	18,094
Essex Property Trust, Inc. REIT[1]	58	18,071
Simon Property Group, Inc. REIT[1]	97	18,051
Goldman Sachs Group, Inc.[1]	29	18,046
Erie Indemnity Co. — Class A1	42	17,979
Hartford Insurance Group, Inc.[1]	152	17,979
Northern Trust Corp.[1]	163	17,966
Aflac, Inc.[1]	164	17,953
Cboe Global Markets, Inc.[1]	85	17,918
Morgan Stanley[1]	134	17,837
W R Berkley Corp.[1]	282	17,789
VICI Properties, Inc. REIT[1]	547	17,772
Allstate Corp.[1]	89	17,724
Regency Centers Corp. REIT[1]	231	17,718
Chubb Ltd.[1]	62	17,700
American Tower Corp. — Class A REIT[1]	86	17,683
Realty Income Corp. REIT[1]	310	17,679
Camden Property Trust REIT[1]	142	17,616
CBRE Group, Inc. — Class A*,1	124	17,601
Invitation Homes, Inc. REIT[1]	515	17,515
Loews Corp.[1]	202	17,507
UDR, Inc. REIT[1]	387	17,485
Nasdaq, Inc.[1]	211	17,467
Equity Residential REIT[1]	235	17,430
Truist Financial Corp.[1]	375	17,381
SBA Communications Corp. REIT[1]	79	17,214
AvalonBay Communities, Inc. REIT[1]	76	17,190
State Street Corp.[1]	173	17,167
American Express Co.[1]	57	17,155
Bank of America Corp.[1]	372	17,149
Citizens Financial Group, Inc.[1]	371	16,981
Alexandria Real Estate Equities, Inc. REIT[1]	166	16,975
Arch Capital Group Ltd.[1]	182	16,910
CoStar Group, Inc.*,1	221	16,851
Weyerhaeuser Co. REIT[1]	555	16,705
Cincinnati Financial Corp.[1]	113	16,703
Ameriprise Financial, Inc.[1]	31	16,656
Everest Group Ltd.[1]	47	16,601
Charles Schwab Corp.[1]	208	16,542
Healthpeak Properties, Inc. REIT[1]	806	16,491
Prudential Financial, Inc.[1]	143	16,459
Assurant, Inc.[1]	79	16,423

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 0.6% (continued)
Financial - 0.1% (continued)
Raymond James Financial, Inc.[1]	106	$16,395
Extra Space Storage, Inc. REIT[1]	107	16,324
M&T Bank Corp.[1]	85	16,296
Equinix, Inc. REIT[1]	18	16,283
Crown Castle, Inc. REIT[1]	173	16,279
Fifth Third Bancorp[1]	374	16,258
Huntington Bancshares, Inc.[1]	986	16,239
KeyCorp[1]	936	16,212
Invesco Ltd.[1]	931	16,190
Federal Realty Investment Trust REIT[1]	153	16,129
PNC Financial Services Group, Inc.[1]	84	16,121
Public Storage REIT[1]	53	16,092
Regions Financial Corp.[1]	675	16,004
U.S. Bancorp[1]	334	15,665
Blackrock, Inc.[1]	16	15,644
Kimco Realty Corp. REIT[1]	701	15,492
Franklin Resources, Inc.[1]	765	15,491
BXP, Inc. REIT[1]	214	15,179
Synchrony Financial[1]	250	15,170
T. Rowe Price Group, Inc.[1]	141	14,907
KKR & Company, Inc. — Class A1	109	14,780
Host Hotels & Resorts, Inc. REIT[1]	905	14,598
Digital Realty Trust, Inc. REIT[1]	92	14,381
Blackstone, Inc. — Class A1	89	14,343
Apollo Global Management, Inc.[1]	96	14,330
Iron Mountain, Inc. REIT[1]	152	14,162
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,2	3,345,000	335
Endo Luxembourg Finance Co I SARL / Endo US, Inc.†††,2	1,900,000	190
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,3	1,042,740	104
Avison Young (Canada), Inc.*,††	579	6
Sparta Systems*,†††	1,922	–
Total Financial		1,949,778
Consumer, Cyclical - 0.1%
SHO Holding I Corp.*,†††	768	603,009
Exide Technologies*,†††	342	341,710
Tapestry, Inc.[1]	275	23,491
Darden Restaurants, Inc.[1]	102	20,447
Ralph Lauren Corp. — Class A1	75	20,336
Starbucks Corp.[1]	174	20,151
Yum! Brands, Inc.	124	19,390
O'Reilly Automotive, Inc.*,1	14	19,231
Aptiv plc*,1	291	18,950
LKQ Corp.[1]	444	18,732
Walgreens Boots Alliance, Inc.*,1	1,742	18,605
Live Nation Entertainment, Inc.*,1	127	18,207
Domino's Pizza, Inc.[1]	37	18,119
McDonald's Corp.[1]	58	17,883
Costco Wholesale Corp.[1]	17	17,826
Hilton Worldwide Holdings, Inc.[1]	67	17,752
Walmart, Inc.[1]	180	17,750
Best Buy Company, Inc.[1]	197	17,712
AutoZone, Inc.*,1	5	17,465
Dollar Tree, Inc.*,1	239	17,414
Genuine Parts Co.[1]	139	17,358
Hasbro, Inc.[1]	266	17,319
NIKE, Inc. — Class B1	217	17,236
Royal Caribbean Cruises Ltd.[1]	70	17,227
Cummins, Inc.[1]	46	16,936
TJX Companies, Inc.[1]	135	16,843
Tractor Supply Co.[1]	300	16,605
Marriott International, Inc. — Class A1	59	16,546
Fastenal Co.[1]	216	16,358
CarMax, Inc.*,1	197	16,345
Home Depot, Inc.[1]	41	16,261
Delta Air Lines, Inc.[1]	270	16,232
United Airlines Holdings, Inc.*,1	173	16,229
General Motors Co.[1]	329	16,164
MGM Resorts International*,1	464	16,129
Wynn Resorts Ltd.	180	16,078
Pool Corp.[1]	46	15,962
Dollar General Corp.[1]	215	15,949
Lowe's Companies, Inc.[1]	64	15,913
PACCAR, Inc.[1]	148	15,872
Southwest Airlines Co.[1]	510	15,841
Lululemon Athletica, Inc.*,1	43	15,721
Ford Motor Co.[1]	1,646	15,719
Target Corp.[1]	126	15,654
Ross Stores, Inc.[1]	111	15,576
Carnival Corp.*,1	644	15,411
Caesars Entertainment, Inc.*,1	462	15,347
WW Grainger, Inc.[1]	15	15,318
Copart, Inc.*,1	274	15,015
Ulta Beauty, Inc.*,1	40	14,654
PulteGroup, Inc.[1]	141	14,562
BorgWarner, Inc.[1]	488	14,528
NVR, Inc.*,1	2	14,491
Lennar Corp. — Class A1	120	14,356
DR Horton, Inc.[1]	112	14,203
Norwegian Cruise Line Holdings Ltd.*,1	623	14,154
Chipotle Mexican Grill, Inc. — Class A*,1	261	14,086
Las Vegas Sands Corp.[1]	315	14,084
Tesla, Inc.*,1	40	11,719
Deckers Outdoor Corp.*,1	84	11,706

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 0.6% (continued)
Consumer, Cyclical - 0.1% (continued)
ATD New Holdings, Inc.*,†††	23,593	$24
Total Consumer, Cyclical		1,905,911
Industrial - 0.1%
BP Holdco LLC*,†††,4	121,041	98,944
YAK BLOCKER 2 LLC*,†††	34,136	56,941
Schur Flexibles GesmbH*,††	660	56,141
YAK BLOCKER 2 LLC†††	31,551	52,629
General Electric Co.[1]	102	21,112
3M Co.[1]	132	20,476
Howmet Aerospace, Inc.[1]	148	20,217
Jabil, Inc.[1]	128	19,830
RTX Corp.[1]	147	19,549
Republic Services, Inc. — Class A1	81	19,199
TransDigm Group, Inc.[1]	14	19,141
Waste Management, Inc.[1]	80	18,622
Teledyne Technologies, Inc.*,1	36	18,541
Deere & Co.[1]	38	18,270
Xylem, Inc.	139	18,194
Union Pacific Corp.[1]	73	18,008
Boeing Co.*,1	103	17,987
Garmin Ltd.[1]	78	17,857
Stanley Black & Decker, Inc.[1]	205	17,739
TE Connectivity plc[1]	114	17,559
Johnson Controls International plc[1]	204	17,475
Fortive Corp.[1]	219	17,419
Amcor plc[1]	1,710	17,305
Otis Worldwide Corp.[1]	173	17,262
AMETEK, Inc.[1]	91	17,226
Norfolk Southern Corp.[1]	69	16,957
Dover Corp.[1]	85	16,895
GE Vernova, Inc.[1]	50	16,759
Parker-Hannifin Corp.[1]	25	16,713
Trimble, Inc.*,1	232	16,699
Expeditors International of Washington, Inc.[1]	142	16,665
Smurfit WestRock plc[1]	320	16,662
Rockwell Automation, Inc.[1]	58	16,655
Illinois Tool Works, Inc.[1]	63	16,631
Northrop Grumman Corp.[1]	36	16,623
Mettler-Toledo International, Inc.*,1	13	16,545
General Dynamics Corp.[1]	65	16,419
Snap-on, Inc.[1]	48	16,376
CSX Corp.[1]	510	16,325
Keysight Technologies, Inc.*,1	102	16,272
Jacobs Solutions, Inc.[1]	127	16,270
Veralto Corp.[1]	163	16,261
Masco Corp.[1]	216	16,239
FedEx Corp.[1]	61	16,037
Honeywell International, Inc.[1]	75	15,967
CH Robinson Worldwide, Inc.[1]	157	15,954
Emerson Electric Co.[1]	131	15,931
United Parcel Service, Inc. — Class B1	133	15,831
Ball Corp.[1]	299	15,754
Allegion plc[1]	122	15,703
Lennox International, Inc.[1]	26	15,627
Huntington Ingalls Industries, Inc.[1]	89	15,627
A O Smith Corp.[1]	235	15,623
Textron, Inc.[1]	209	15,618
Westinghouse Air Brake Technologies Corp.[1]	84	15,570
Amphenol Corp. — Class A1	233	15,518
L3Harris Technologies, Inc.[1]	75	15,458
Mohawk Industries, Inc.*,1	131	15,404
Packaging Corporation of America[1]	72	15,343
Lockheed Martin Corp.[1]	34	15,312
Trane Technologies plc[1]	43	15,209
J.B. Hunt Transport Services, Inc.[1]	94	15,152
Caterpillar, Inc.[1]	44	15,134
Carrier Global Corp.[1]	233	15,099
Vulcan Materials Co.[1]	61	15,086
Martin Marietta Materials, Inc.[1]	31	14,977
Old Dominion Freight Line, Inc.[1]	84	14,826
Pentair plc[1]	157	14,789
IDEX Corp.[1]	75	14,575
Nordson Corp.[1]	69	14,510
Ingersoll Rand, Inc.[1]	169	14,328
Axon Enterprise, Inc.*,1	27	14,268
Hubbell, Inc.[1]	38	14,120
Builders FirstSource, Inc.*,1	100	13,899
Eaton Corporation plc[1]	47	13,786
Generac Holdings, Inc.*,1	100	13,615
Vector Phoenix Holdings, LP*,†††	121,040	2,561
Targus, Inc.†††	45,049	797
Targus, Inc.*,†††	45,049	5
Total Industrial		1,454,622
Technology - 0.1%
Intel Corp.*,1	853	20,248
Palantir Technologies, Inc. — Class A*,1	236	20,041
Fiserv, Inc.*,1	84	19,798
Take-Two Interactive Software, Inc.*,1	90	19,078
Fortinet, Inc.*,1	175	18,902
Broadcom, Inc.[1]	94	18,747
International Business Machines Corp.[1]	74	18,681
Super Micro Computer, Inc.*,1	448	18,574
KLA Corp.[1]	26	18,430
Paychex, Inc.[1]	121	18,352
Crowdstrike Holdings, Inc. — Class A*,1	47	18,314

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 0.6% (continued)
Technology - 0.1% (continued)
Analog Devices, Inc.[1]	79	$18,175
Roper Technologies, Inc.[1]	31	18,119
Seagate Technology Holdings plc[1]	174	17,732
Broadridge Financial Solutions, Inc.[1]	73	17,609
Cognizant Technology Solutions Corp. — Class A1	211	17,583
Texas Instruments, Inc.[1]	89	17,443
Apple, Inc.[1]	70	16,929
QUALCOMM, Inc.[1]	107	16,817
NXP Semiconductor N.V.[1]	78	16,816
Lam Research Corp.[1]	219	16,806
Jack Henry & Associates, Inc.[1]	96	16,665
ANSYS, Inc.*,1	50	16,662
Workday, Inc. — Class A*	63	16,590
Monolithic Power Systems, Inc.[1]	27	16,497
Gartner, Inc.*,1	33	16,445
Tyler Technologies, Inc.*,1	27	16,428
Microchip Technology, Inc.[1]	279	16,422
Accenture plc — Class A1	47	16,379
Intuit, Inc.[1]	26	15,960
MSCI, Inc. — Class A1	27	15,944
Oracle Corp.[1]	96	15,942
Applied Materials, Inc.[1]	100	15,807
Micron Technology, Inc.[1]	168	15,730
Teradyne, Inc.[1]	143	15,710
Paycom Software, Inc.[1]	71	15,582
Western Digital Corp.*,1	317	15,511
Hewlett Packard Enterprise Co.[1]	782	15,491
NVIDIA Corp.[1]	123	15,365
Autodesk, Inc.*,1	56	15,356
HP, Inc.[1]	496	15,311
Fair Isaac Corp.*,1	8	15,091
Synopsys, Inc.*,1	33	15,090
Microsoft Corp.[1]	38	15,086
Dell Technologies, Inc. — Class C1	144	14,797
Leidos Holdings, Inc.[1]	112	14,557
Salesforce, Inc.[1]	48	14,297
Fidelity National Information Services, Inc.[1]	201	14,295
Cadence Design Systems, Inc.*,1	56	14,028
EPAM Systems, Inc.*,1	68	14,018
NetApp, Inc.[1]	140	13,973
ServiceNow, Inc.*,1	15	13,946
PTC, Inc.*,1	85	13,909
Akamai Technologies, Inc.*,1	171	13,796
Adobe, Inc.*,1	31	13,595
Dayforce, Inc.*,1	219	13,576
Electronic Arts, Inc.[1]	105	13,558
Advanced Micro Devices, Inc.*,1	133	13,281
Zebra Technologies Corp. — Class A*	42	13,232
Skyworks Solutions, Inc.[1]	192	12,799
ON Semiconductor Corp.*,1	252	11,857
Total Technology		981,772
Communications - 0.0%
Xplore, Inc.*,††	61,305	249,082
Vacasa, Inc. — Class A*	9,841	50,386
Figs, Inc. — Class A*,1	10,450	47,757
Uber Technologies, Inc.*,1	280	21,283
VeriSign, Inc.*,1	86	20,458
AT&T, Inc.[1]	730	20,009
T-Mobile US, Inc.[1]	73	19,687
F5, Inc.*,1	66	19,300
Cisco Systems, Inc.[1]	293	18,784
Warner Bros Discovery, Inc.*,1	1,584	18,153
Corning, Inc.[1]	360	18,054
Meta Platforms, Inc. — Class A1	27	18,041
Expedia Group, Inc.[1]	90	17,816
Netflix, Inc.*,1	18	17,650
Verizon Communications, Inc.[1]	408	17,585
eBay, Inc.[1]	271	17,545
Paramount Global — Class B1	1,532	17,403
Match Group, Inc.[1]	544	17,250
CDW Corp.[1]	96	17,107
Airbnb, Inc. — Class A*,1	123	17,081
Walt Disney Co.[1]	150	17,070
Juniper Networks, Inc.[1]	458	16,580
Palo Alto Networks, Inc.*,1	86	16,377
Charter Communications, Inc. — Class A*,1	45	16,361
FactSet Research Systems, Inc.[1]	35	16,161
Motorola Solutions, Inc.[1]	36	15,848
Amazon.com, Inc.*,1	74	15,709
Gen Digital, Inc.[1]	573	15,660
Interpublic Group of Companies, Inc.[1]	569	15,591
Comcast Corp. — Class A1	432	15,500
Omnicom Group, Inc.[1]	186	15,393
Booking Holdings, Inc.[1]	3	15,048
Arista Networks, Inc.*,1	160	14,888
GoDaddy, Inc. — Class A*,1	82	14,719
Fox Corp. — Class A1	237	13,651
News Corp. — Class A1	444	12,707
Alphabet, Inc. — Class A1	48	8,173
Fox Corp. — Class B1	142	7,678
Alphabet, Inc. — Class C1	39	6,717
News Corp. — Class B1	131	4,229
Total Communications		934,491
Utilities - 0.0%
Exelon Corp.[1]	466	20,597
Entergy Corp.[1]	232	20,256

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
COMMON STOCKS† - 0.6% (continued)
Utilities - 0.0% (continued)
American Electric Power Company, Inc.[1]	183	$19,407
Ameren Corp.[1]	191	19,398
WEC Energy Group, Inc.[1]	179	19,098
NiSource, Inc.[1]	466	19,017
DTE Energy Co.[1]	142	18,985
Evergy, Inc.[1]	275	18,950
NRG Energy, Inc.[1]	179	18,922
Consolidated Edison, Inc.[1]	185	18,781
CenterPoint Energy, Inc.[1]	546	18,772
CMS Energy Corp.[1]	256	18,701
Atmos Energy Corp.[1]	122	18,560
Southern Co.[1]	206	18,497
PPL Corp.[1]	524	18,450
Duke Energy Corp.[1]	156	18,329
Alliant Energy Corp.[1]	284	18,327
Xcel Energy, Inc.	251	18,097
Constellation Energy Corp.[1]	72	18,039
Eversource Energy[1]	286	18,021
Dominion Energy, Inc.[1]	316	17,892
Pinnacle West Capital Corp.[1]	193	17,860
American Water Works Company, Inc.[1]	131	17,812
FirstEnergy Corp.[1]	427	16,555
NextEra Energy, Inc.[1]	232	16,279
Public Service Enterprise Group, Inc.[1]	200	16,230
Vistra Corp.[1]	117	15,638
AES Corp.[1]	1,261	14,615
PG&E Corp.[1]	865	14,134
Sempra[1]	196	14,028
Edison International[1]	210	11,432
Total Utilities		549,679
Energy - 0.0%
Texas Pacific Land Corp.[1]	14	19,991
Equities Corp.[1]	389	18,738
Targa Resources Corp.[1]	92	18,558
Coterra Energy, Inc. — Class A1	676	18,245
Baker Hughes Co.[1]	404	18,015
Williams Companies, Inc.	309	17,978
Hess Corp.[1]	120	17,873
Devon Energy Corp.[1]	493	17,857
Phillips 66[1]	137	17,768
Chevron Corp.[1]	110	17,448
Occidental Petroleum Corp.[1]	354	17,289
Kinder Morgan, Inc.[1]	636	17,235
Schlumberger N.V.[1]	412	17,164
Exxon Mobil Corp.[1]	153	17,034
EOG Resources, Inc.[1]	134	17,010
Marathon Petroleum Corp.[1]	113	16,970
Valero Energy Corp.[1]	129	16,864
Diamondback Energy, Inc.[1]	105	16,691
ConocoPhillips[1]	168	16,657
ONEOK, Inc.[1]	164	16,464
APA Corp.[1]	766	15,856
Halliburton Co.[1]	587	15,479
Enphase Energy, Inc.*,1	231	13,243
First Solar, Inc.*,1	85	11,576
Permian Production Partners LLC*,†††	184,043	3,555
Legacy Reserves, Inc.†††	2,359	686
Total Energy		412,244
Basic Materials - 0.0%
Ecolab, Inc.[1]	70	18,831
Linde plc[1]	39	18,215
International Paper Co.[1]	314	17,694
Air Products and Chemicals, Inc.[1]	55	17,388
Newmont Corp.[1]	405	17,350
Steel Dynamics, Inc.[1]	128	17,289
LyondellBasell Industries N.V. — Class A1	224	17,210
DuPont de Nemours, Inc.[1]	209	17,090
Nucor Corp.[1]	124	17,046
Eastman Chemical Co.[1]	173	16,928
Sherwin-Williams Co.[1]	46	16,664
International Flavors & Fragrances, Inc.[1]	195	15,953
PPG Industries, Inc.[1]	140	15,851
Dow, Inc.[1]	413	15,739
CF Industries Holdings, Inc.[1]	191	15,475
Mosaic Co.[1]	640	15,309
Freeport-McMoRan, Inc.[1]	399	14,727
Celanese Corp. — Class A1	252	12,837
Albemarle Corp.[1]	165	12,710
FMC Corp.[1]	304	11,218
Total Basic Materials		321,524
Total Common Stocks
(Cost $16,014,894)		12,255,087
PREFERRED STOCKS† - 5.7%
Financial - 4.7%
Wells Fargo & Co.
4.75%[1]	183,750	3,765,038
3.90%1,††	3,300,000	3,236,198
4.70%[1]	148,000	2,985,160
4.38%[1]	50,000	950,000
Goldman Sachs Group, Inc. ††
7.50%[1]	7,700,000	8,068,699
6.85%	1,500,000	1,530,516
Citigroup, Inc. ††
3.88%[1]	4,000,000	3,904,640
6.95%	2,000,000	2,014,744
4.15%[1]	2,000,000	1,937,281
4.00%[1]	1,750,000	1,717,978
Bank of America Corp.
4.38%[1]	275,000	5,359,750
4.38%*, 1	2,650,000	2,577,748
6.30%*,1, ††	1,000,000	1,009,256
4.13%[1]	26,000	477,100
Charles Schwab Corp. ††
4.00%*,1	3,150,000	2,820,227
5.38%	2,500,000	2,500,742
Equitable Holdings, Inc.
4.95%1, ††	3,650,000	3,631,727
4.30%[1]	82,000	1,507,160

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Shares	Value
PREFERRED STOCKS† - 5.7% (continued)
Financials - 4.7% (continued)
Markel Group, Inc. ††
6.00%[1]	4,770,000	$4,758,702
JPMorgan Chase & Co.
6.50%††	2,400,000	2,455,508
4.55%[1]	49,000	1,007,930
4.20%[1]	40,000	772,000
4.63%[1]	24,000	499,920
Jackson Financial, Inc.
8.00%[1]	152,000	4,008,240
Lincoln National Corp. ††
9.25%[1]	3,600,000	3,892,442
Public Storage
4.63%[1]	144,400	2,862,008
4.13%[1]	16,400	290,444
W R Berkley Corp.
4.13% due 03/30/61	126,000	2,281,860
4.25% due 09/30/60	36,800	663,136
American National Group, Inc.
7.38%*,††	88,000	2,303,840
PartnerRe Ltd.
4.88%	128,000	2,144,000
Kuvare US Holdings, Inc. ††
7.00% due 02/17/51[5]	2,100,000	2,098,437
MetLife, Inc. ††
3.85%[1]	1,820,000	1,802,596
American Financial Group, Inc. ††
4.50% due 09/15/60	100,000	1,783,000
CNO Financial Group, Inc.
5.13% due 11/25/60	80,000	1,574,400
State Street Corp. ††
6.45%	1,400,000	1,400,180
Assurant, Inc.
5.25% due 01/15/61	58,000	1,170,440
Arch Capital Group Ltd.
4.55%[1]	38,000	709,840
Selective Insurance Group, Inc.
4.60%[1]	36,000	645,120
Avison Young (Canada), Inc.
12.50%*,††	815,493	224,261
RenaissanceRe Holdings Ltd.
4.20%	13,000	215,205
Globe Life, Inc.
4.25% due 06/15/61	11,000	178,420
First Republic Bank††
4.50%*	200,000	80
4.25%*	158,000	63
4.13%*	84,800	8
Total Financial		89,736,044
Communications - 0.5%
AT&T Mobility II LLC
6.80%*,†††	10,000	10,115,000
Government - 0.3%
CoBank ACB††
7.25%	4,300,000	4,385,944
7.13%	500,000	510,966
Farmer Mac
5.75%[1]	80,821	1,851,003
Total Government		6,747,913
Energy - 0.1%
Venture Global LNG, Inc. ††
9.00%[1,5]	1,800,000	1,830,795
Consumer, Cyclical - 0.1%
Exide Technologies*,†††	761	1,057,281
Total Preferred Stocks
(Cost $129,614,932)		109,487,033
WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26*	26,852	346
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,3	318,615	32
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,3	115,860	12
Total Warrants
(Cost $62,178)		390
EXCHANGE-TRADED FUNDS***,† - 0.3%
SPDR S&P 500 ETF Trust[1]	4,342	2,579,930
iShares Russell 2000 Index ETF[1]	6,174	1,325,249
Invesco QQQ Trust Series[1]	2,594	1,318,193
Total Exchange-Traded Funds
(Cost $3,671,418)		5,223,372
CLOSED-END MUTUAL FUNDS***,† - 1.1%
Guggenheim Active Allocation Fund[4]	950,000	14,829,500
Blackstone Strategic Credit Fund	186,741	2,302,516
BlackRock Credit Allocation Income Trust	184,289	1,999,536
Eaton Vance Limited Duration Income Fund	141,764	1,453,081
Total Closed-End Mutual Funds
(Cost $19,143,523)		20,584,633
MONEY MARKET FUNDS***,† - 1.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.22%[6]	14,526,959	14,526,959
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.23%[6]	7,120,502	7,120,502
Total Money Market Funds
(Cost $21,647,461)		21,647,461
	Face Amount~	Value
CORPORATE BONDS†† - 41.3%
Financial - 12.1%
Morgan Stanley Finance LLC
0.50% due 10/23/29◊,†††,7	13,500,000	10,986,300
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	9,361,400

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
CORPORATE BONDS†† - 41.3% (continued)
Financial - 12.1% (continued)
Encore Capital Group, Inc.
8.50% due 05/15/30[1,5]	6,100,000	$6,419,237
9.25% due 04/01/29[5]	2,300,000	2,448,214
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[1,5]	5,200,000	5,394,990
4.50% due 11/15/29[1,5]	3,500,000	3,311,717
United Wholesale Mortgage LLC
5.50% due 11/15/25[1,5]	4,060,000	4,051,546
5.50% due 04/15/29[1,5]	1,925,000	1,867,778
5.75% due 06/15/27[1,5]	1,400,000	1,386,680
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[1,5]	7,500,000	7,164,096
Hunt Companies, Inc.
5.25% due 04/15/29[1,5]	7,325,000	7,050,264
Accident Fund Insurance Company of America
8.50% due 08/01/32[1,5]	7,000,000	6,941,755
Wilton RE Ltd.
6.00% [5,8,9]	6,786,000	6,777,857
MidCap Funding XLVI Trust
7.81% (1 Month Term SOFR + 3.50%, Rate Floor: 0.00%) due 04/15/27◊,†††	6,440,000	6,440,000
PennyMac Financial Services, Inc.
6.88% due 02/15/33[5]	2,800,000	2,800,644
7.13% due 11/15/30[1,5]	2,650,000	2,705,213
7.88% due 12/15/29[5]	850,000	890,014
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	3,650,000	3,949,992
8.50% due 03/15/30[5]	2,050,000	2,182,748
Corebridge Financial, Inc.
6.88% due 12/15/52[9]	5,840,000	6,004,010
Maple Grove Funding Trust I
4.16% due 08/15/51[1,5]	8,000,000	5,671,321
OneMain Finance Corp.
4.00% due 09/15/30[1]	2,200,000	1,979,457
7.13% due 03/15/26	1,100,000	1,121,808
7.88% due 03/15/30[1]	750,000	788,687
3.88% due 09/15/28	800,000	750,008
6.63% due 01/15/28	450,000	458,111
9.00% due 01/15/29	400,000	422,405
Kennedy-Wilson, Inc.
5.00% due 03/01/31[1]	3,750,000	3,396,412
4.75% due 02/01/30	1,450,000	1,326,220
4.75% due 03/01/29[1]	425,000	398,029
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.38% due 10/01/32[5]	3,550,000	3,623,307
4.25% due 10/15/27[1,5]	725,000	699,341
7.00% due 01/15/31[5]	425,000	433,236
6.75% due 04/15/28[5]	350,000	354,082
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[1,5]	4,800,000	4,847,347
Iron Mountain, Inc.
5.63% due 07/15/32[5]	4,870,000	4,727,640
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	7,300,000	4,694,555
AmFam Holdings, Inc.
3.83% due 03/11/51[1,5]	7,200,000	4,617,186
National Life Insurance Co.
10.50% due 09/15/39[5]	3,400,000	4,456,958
LPL Holdings, Inc.
4.00% due 03/15/29[1,5]	4,172,000	3,998,696
4.38% due 05/15/31[1,5]	476,000	452,978
Global Atlantic Finance Co.
4.70% due 10/15/51[1,5,9]	2,900,000	2,818,798
3.13% due 06/15/31[1,5]	1,750,000	1,542,849
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[1,5]	4,031,000	3,485,617
3.88% due 03/01/31[1,5]	825,000	739,816

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
CORPORATE BONDS†† - 41.3% (continued)
Financial - 12.1% (continued)
RXR Realty LLC
6.75% due 07/17/25†††	4,200,000	$4,192,608
PHM Group Holding Oy
4.75% due 06/18/26[5]	EUR 3,900,000	4,050,700
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32[1]	3,250,000	2,826,344
5.30% due 01/15/29[1]	1,050,000	1,053,954
Hampton Roads PPV LLC
6.62% due 06/15/53†††,5	4,395,000	3,635,017
NatWest Group plc
7.47% due 11/10/26[1,9]	3,500,000	3,565,950
Focus Financial Partners LLC
6.75% due 09/15/31[1,5]	3,400,000	3,428,227
Host Hotels & Resorts, LP
3.50% due 09/15/30[1]	3,610,000	3,326,331
Americo Life, Inc.
3.45% due 04/15/31[1,5]	3,511,000	3,030,313
Ares Finance Company IV LLC
3.65% due 02/01/52[1,5]	4,100,000	2,976,729
Toronto-Dominion Bank
8.13% due 10/31/82[9]	2,850,000	2,966,514
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49[2]	2,700,000	2,526,307
HUB International Ltd.
5.63% due 12/01/29[5]	2,500,000	2,447,400
Galaxy Bidco Ltd.
8.13% due 12/19/29[5]	GBP 1,800,000	2,327,899
Bank of Nova Scotia
8.63% due 10/27/82[1,9]	2,150,000	2,267,038
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[1,5]	2,180,000	2,166,514
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 2,050,000	2,131,545
Sherwood Financing plc
7.63% due 12/15/29[5]	EUR 1,700,000	1,802,741
8.36% (3 Month EURIBOR + 5.50%, Rate Floor: 0.00%) due 12/15/29◊	EUR 300,000	313,537
Lincoln National Corp.
4.38% due 06/15/50[1]	2,560,000	2,085,714
Farmers Insurance Exchange
7.00% due 10/15/64[5,9]	1,920,000	2,010,935
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[5]	1,800,000	1,860,376
Reinsurance Group of America, Inc.
3.15% due 06/15/30	1,000,000	920,973
6.65% due 09/15/55[9]	750,000	748,151
First American Financial Corp.
4.00% due 05/15/30[1]	1,740,000	1,650,624
Coller Capital Ltd.
due 09/25/36†††	1,427,937	1,427,937
Allianz SE
3.50% [5,8,9]	1,400,000	1,364,218
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[1,5]	1,730,000	1,328,827
Weyerhaeuser Co.
6.88% due 12/15/33[1]	1,100,000	1,230,935
Ryan Specialty LLC
4.38% due 02/01/30[5]	1,100,000	1,042,095
USI, Inc.
7.50% due 01/15/32[5]	970,000	1,014,392
QBE Insurance Group Ltd.
5.88%[1,5,8,9]	950,000	947,124
Pershing Square Holdings Ltd.
3.25% due 10/01/31[5]	1,100,000	943,250
PartnerRe Finance B LLC
4.50% due 10/01/50[9]	950,000	880,464
Ardonagh Finco Ltd.
7.75% due 02/15/31[5]	850,000	875,620
Prudential Financial, Inc.
5.13% due 03/01/52[9]	700,000	666,263
Rfna, LP
7.88% due 02/15/30[5]	650,000	662,220
Fort Moore Family Communities LLC
6.09% due 01/15/51[5]	675,029	598,780
Pacific Beacon LLC
5.63% due 07/15/51[5]	649,124	595,881

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
CORPORATE BONDS†† - 41.3% (continued)
Financial - 12.1% (continued)
Macquarie Bank Ltd.
3.62% due 06/03/30[5]	640,000	$594,348
Starwood Property Trust, Inc.
6.50% due 07/01/30[5]	505,000	512,338
Assurant, Inc.
7.00% due 03/27/48[9]	400,000	408,459
Fort Gordon Housing LLC
6.32% due 05/15/51[5]	200,000	189,202
Atlas Mara Ltd.
due 12/31/21†††,16	180,783	–
Total Financial		231,534,113
Consumer, Non-cyclical - 5.5%
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]	8,025,000	6,961,688
Medline Borrower, LP
5.25% due 10/01/29[1,5]	5,200,000	5,040,928
3.88% due 04/01/29[5]	2,000,000	1,874,825
BCP V Modular Services Finance II plc
6.13% due 10/30/28[5]	GBP 4,250,000	5,200,546
4.75% due 10/30/28[5]	EUR 1,550,000	1,591,934
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[1,5]	6,945,000	6,325,898
Williams Scotsman, Inc.
4.63% due 08/15/28[1,5]	3,675,000	3,571,201
6.13% due 06/15/25[5]	1,683,000	1,684,313
CPI CG, Inc.
10.00% due 07/15/29[1,5]	4,300,000	4,641,140
US Foods, Inc.
4.63% due 06/01/30[1,5]	2,500,000	2,385,229
4.75% due 02/15/29[5]	2,250,000	2,176,545
Altria Group, Inc.
3.70% due 02/04/51[1]	6,000,000	4,229,485
Reynolds American, Inc.
5.70% due 08/15/35[1]	4,150,000	4,217,689
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
4.38% due 02/02/52[1]	4,800,000	3,769,154
Post Holdings, Inc.
4.50% due 09/15/31[1,5]	3,925,000	3,583,125
Upbound Group, Inc.
6.38% due 02/15/29[1,5]	3,625,000	3,545,008
Sotheby's
7.38% due 10/15/27[1,5]	3,399,000	3,368,766
AZ Battery Property LLC
6.73% due 02/20/46†††	3,000,000	3,118,920
DaVita, Inc.
4.63% due 06/01/30[5]	1,900,000	1,762,203
3.75% due 02/15/31[5]	1,200,000	1,052,803
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[5]	2,400,000	2,239,425
5.50% due 07/01/28[5]	550,000	529,489
Neogen Food Safety Corp.
8.63% due 07/20/30[1,5]	2,450,000	2,602,368
Avantor Funding, Inc.
4.63% due 07/15/28[1,5]	1,700,000	1,645,237
3.88% due 11/01/29[5]	925,000	857,228
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[1,5]	2,700,000	2,460,571
Castor S.p.A.
8.14% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR 2,300,000	2,308,446
Option Care Health, Inc.
4.38% due 10/31/29[1,5]	2,275,000	2,135,762
Verisure Holding AB
5.50% due 05/15/30[5]	EUR 1,950,000	2,107,926
ADT Security Corp.
4.13% due 08/01/29[1,5]	1,050,000	991,440
4.88% due 07/15/32[5]	1,000,000	943,208
CVS Health Corp.
7.00% due 03/10/55[9]	1,850,000	1,866,713
Nobel Bidco B.V.
3.13% due 06/15/28	EUR 1,750,000	1,768,255
APi Group DE, Inc.
4.75% due 10/15/29[5]	1,225,000	1,162,394
4.13% due 07/15/29[5]	400,000	372,187

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
CORPORATE BONDS†† - 41.3% (continued)
Consumer, Non-cyclical - 5.5% (continued)
HealthEquity, Inc.
4.50% due 10/01/29[1,5]	1,550,000	$1,471,240
Royalty Pharma plc
3.55% due 09/02/50	2,100,000	1,456,011
Grifols S.A.
4.75% due 10/15/28[1,5]	1,350,000	1,276,124
Sammontana Italia S.p.A.
6.54% (3 Month EURIBOR + 3.75%, Rate Floor: 0.00%) due 10/15/31◊	EUR 1,200,000	1,261,929
TreeHouse Foods, Inc.
4.00% due 09/01/28	1,150,000	1,054,799
Perrigo Finance Unlimited Co.
5.38% due 09/30/32	EUR 900,000	963,878
Central Garden & Pet Co.
4.13% due 10/15/30	625,000	570,765
4.13% due 04/30/31[5]	400,000	360,249
Carriage Services, Inc.
4.25% due 05/15/29[5]	925,000	855,245
AMN Healthcare, Inc.
4.63% due 10/01/27[1,5]	725,000	700,292
Valvoline, Inc.
3.63% due 06/15/31[5]	760,000	665,551
Prestige Brands, Inc.
3.75% due 04/01/31[5]	300,000	270,298
Darling Ingredients, Inc.
6.00% due 06/15/30[5]	250,000	250,622
WW International, Inc.
4.50% due 04/15/29[1,5]	950,000	219,912
Nidda Healthcare Holding
7.50% due 08/21/26	EUR 115,604	123,121
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
5.88% due 02/15/28[5]	100,000	99,984
Total Consumer, Non-cyclical		105,692,069
Consumer, Cyclical - 5.3%
Delta Air Lines, Inc.
7.00% due 05/01/25[1,5]	10,535,000	10,563,187
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[1]	3,210,000	3,207,566
5.00% due 06/01/31[5]	1,800,000	1,651,527
Penn Entertainment, Inc.
4.13% due 07/01/29[1,5]	4,925,000	4,477,480
Wabash National Corp.
4.50% due 10/15/28[1,5]	4,800,000	4,330,756
Crocs, Inc.
4.25% due 03/15/29[1,5]	3,188,000	2,988,395
4.13% due 08/15/31[5]	1,400,000	1,248,243
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[1,5]	3,950,000	3,924,426
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[5]	3,750,000	3,914,062
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[1,5]	4,100,000	3,876,735
Station Casinos LLC
4.63% due 12/01/31[1,5]	4,200,000	3,867,565
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	4,450,000	3,841,847
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[1,5]	3,660,000	3,840,628
Live Nation Entertainment, Inc.
6.50% due 05/15/27[1,5]	3,350,000	3,404,317
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[5]	2,820,518	2,846,474
Air Canada
4.63% due 08/15/29[5]	CAD 2,900,000	1,995,507
3.88% due 08/15/26[1,5]	825,000	807,561
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[1]	3,800,000	2,692,598

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
CORPORATE BONDS†† - 41.3% (continued)
Consumer, Cyclical - 5.3% (continued)
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[1,5]	2,650,000	$2,660,136
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[1,5]	2,725,000	2,587,434
Scotts Miracle-Gro Co.
4.00% due 04/01/31	2,150,000	1,916,427
4.38% due 02/01/32	700,000	626,328
United Airlines, Inc.
4.63% due 04/15/29[1,5]	2,575,000	2,482,347
JB Poindexter & Company, Inc.
8.75% due 12/15/31[1,5]	2,270,000	2,374,102
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[5]	2,150,000	2,223,128
Yum! Brands, Inc.
4.63% due 01/31/32[1]	1,987,000	1,868,673
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[5]	2,000,000	1,855,223
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[5]	1,750,000	1,841,609
Hanesbrands, Inc.
9.00% due 02/15/31[1,5]	1,500,000	1,597,482
4.88% due 05/15/26[5]	225,000	224,819
HP Communities LLC
6.82% due 09/15/53[5]	907,609	896,352
6.16% due 09/15/53[5]	1,000,000	799,125
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[1,5]	1,625,000	1,565,120
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[5]	850,000	814,989
4.00% due 10/15/30[5]	725,000	661,108
ONE Hotels GmbH
7.75% due 04/02/31[5]	EUR 1,300,000	1,464,399
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	1,350,000	1,196,022
Boyne USA, Inc.
4.75% due 05/15/29[5]	1,250,000	1,195,410
Deuce FinCo plc
5.50% due 06/15/27	GBP 900,000	1,122,410
Somnigroup International, Inc.
3.88% due 10/15/31[5]	700,000	619,403
4.00% due 04/15/29[5]	500,000	466,087
Allison Transmission, Inc.
3.75% due 01/30/31[1,5]	1,100,000	988,864
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]	975,000	971,387
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	850,000	835,965
AccorInvest Group S.A.
6.38% due 10/15/29[5]	EUR 600,000	657,134
Six Flags Entertainment Corp.
7.00% due 07/01/25[5]	531,000	531,379
Velocity Vehicle Group LLC
8.00% due 06/01/29[5]	370,000	386,317
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27	375,193	363,049
Superior Plus, LP
4.25% due 05/18/28[5]	CAD 350,000	232,047
Aramark Services, Inc.
5.00% due 02/01/28[5]	110,000	108,119
Exide Technologies
due 10/31/24†††,16	2,353,687	2
Total Consumer, Cyclical		101,611,270
Communications - 4.9%
Altice France S.A.
5.50% due 10/15/29[1,5]	8,175,000	6,385,731
5.13% due 07/15/29[1,5]	3,025,000	2,346,805
8.13% due 02/01/27[5]	1,300,000	1,166,034
McGraw-Hill Education, Inc.
8.00% due 08/01/29[1,5]	6,300,000	6,328,602
5.75% due 08/01/28[1,5]	3,525,000	3,457,168

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
CORPORATE BONDS†† - 41.3% (continued)
Communications - 4.9% (continued)
Cogent Communications Group LLC
7.00% due 06/15/27[1,5]	7,500,000	$7,561,748
Bell Telephone Company of Canada or Bell Canada
6.88% due 09/15/55[9]	6,550,000	6,571,857
British Telecommunications plc
4.88% due 11/23/81[1,5,9]	5,550,000	5,117,544
4.25% due 11/23/81[1,5,9]	950,000	924,671
VZ Secured Financing B.V.
5.00% due 01/15/32[1,5]	6,850,000	6,038,228
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[1,5]	5,725,000	5,380,137
Paramount Global
4.95% due 05/19/50[1]	6,390,000	5,049,321
Rogers Communications, Inc.
7.13% due 04/15/55[9]	3,000,000	3,017,631
4.55% due 03/15/52[1]	2,200,000	1,790,092
Sunrise FinCo I B.V.
4.88% due 07/15/31[1,5]	4,550,000	4,246,447
AMC Networks, Inc.
4.25% due 02/15/29[1]	3,450,000	2,685,585
10.25% due 01/15/29[5]	1,100,000	1,166,000
CSC Holdings LLC
11.25% due 05/15/28[5]	2,750,000	2,676,799
4.63% due 12/01/30[1,5]	1,913,000	1,015,467
Corning, Inc.
4.38% due 11/15/57[1]	4,100,000	3,333,435
Vodafone Group plc
5.13% due 06/04/81[1,9]	4,100,000	3,166,236
Level 3 Financing, Inc.
3.88% due 10/15/30[5]	1,500,000	1,174,095
4.00% due 04/15/31[5]	600,000	466,500
11.00% due 11/15/29[5]	347,164	393,938
Ciena Corp.
4.00% due 01/31/30[1,5]	2,150,000	1,997,215
Sirius XM Radio LLC
3.88% due 09/01/31[5]	2,300,000	1,994,998
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[1,5]	1,225,000	1,058,990
4.25% due 01/15/34[5]	750,000	628,703
4.50% due 05/01/32	325,000	286,366
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,225,000	1,062,013
4.75% due 07/15/31[5]	650,000	569,772
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	2,000,000	1,328,536
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	1,200,000	1,067,388
Zayo Group Holdings, Inc.
4.00% due 03/01/27[1,5]	1,050,000	990,528
Match Group Holdings II LLC
3.63% due 10/01/31[5]	875,000	756,352
Ziggo B.V.
4.88% due 01/15/30[5]	725,000	667,440
Ziggo Bond Company B.V.
5.13% due 02/28/30[5]	500,000	442,951
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	249,000	212,253
Total Communications		94,523,576
Industrial - 4.9%
AP Grange Holdings
6.50% due 03/20/45†††	11,329,655	11,556,248
5.00% due 03/20/45†††	1,200,000	1,296,000
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	7,717,000	7,818,077
5.25% due 07/15/28[5]	2,025,000	1,983,882
Standard Industries, Inc.
4.38% due 07/15/30[5]	7,050,000	6,586,610
3.38% due 01/15/31[5]	1,100,000	965,640

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
CORPORATE BONDS†† - 41.3% (continued)
Industrials - 4.9% (continued)
IP Lending X Ltd.
7.75% due 07/02/29†††,5	5,765,000	$5,765,000
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32[1,5]	4,650,000	4,723,606
Homestead Spe Issuer LLC
7.21% due 04/01/55†††	4,500,000	4,590,135
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[1,5]	4,500,000	4,126,954
Builders FirstSource, Inc.
6.38% due 06/15/32[1,5]	2,500,000	2,544,540
4.25% due 02/01/32[5]	1,675,000	1,515,638
Calderys Financing LLC
11.25% due 06/01/28[1,5]	3,737,000	3,985,421
Enviri Corp.
5.75% due 07/31/27[1,5]	3,624,000	3,513,644
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[5]	1,875,000	1,903,433
9.25% due 04/15/27[5]	1,000,000	1,014,895
Artera Services LLC
8.50% due 02/15/31[1,5]	2,400,000	2,402,227
Clearwater Paper Corp.
4.75% due 08/15/28[1,5]	2,547,000	2,390,919
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29[5]	2,600,000	2,132,000
Howmet Aerospace, Inc.
3.00% due 01/15/29[1]	1,175,000	1,105,987
5.95% due 02/01/37	875,000	924,688
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[5]	1,900,000	2,020,621
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[1,5]	2,300,000	2,008,259
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 1,800,000	1,991,147
Quikrete Holdings, Inc.
6.75% due 03/01/33[5]	1,950,000	1,979,699
GrafTech Finance, Inc.
4.63% due 12/23/29[5]	2,860,000	1,974,001
Deuce FinCo plc
5.50% due 06/15/27[5]	GBP 1,200,000	1,496,547
7.64% due 06/15/27	EUR 100,000	105,216
TK Elevator US Newco, Inc.
5.25% due 07/15/27[5]	1,550,000	1,534,549
Cellnex Finance Company S.A.
3.88% due 07/07/41[5]	1,750,000	1,376,737
Waste Pro USA, Inc.
7.00% due 02/01/33[5]	1,200,000	1,214,995
Worldpay US, Inc.
8.50% due 01/15/31	GBP 750,000	1,011,071
Amsted Industries, Inc.
4.63% due 05/15/30[5]	950,000	890,384
Ball Corp.
3.13% due 09/15/31[1]	875,000	760,187
GATX Corp.
4.00% due 06/30/30	560,000	538,868
TopBuild Corp.
4.13% due 02/15/32[5]	400,000	361,196
Arcosa, Inc.
4.38% due 04/15/29[5]	350,000	331,143
EnerSys
4.38% due 12/15/27[5]	325,000	315,462
Hillenbrand, Inc.
3.75% due 03/01/31[1]	250,000	222,536
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	125,000	119,807
Enpro, Inc.
5.75% due 10/15/26	115,000	114,995
Vertical Midco GmbH
4.38% due 07/15/27	EUR 100,000	104,014
Total Industrial		93,316,978
Energy - 3.5%
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[1]	4,800,000	4,817,021
6.88% due 01/15/29[1]	2,980,000	2,998,449
ITT Holdings LLC
6.50% due 08/01/29[1,5]	8,050,000	7,669,577
Venture Global LNG, Inc.
9.88% due 02/01/32[1,5]	6,000,000	6,562,088

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
CORPORATE BONDS†† - 41.3% (continued)
Energy - 3.5% (continued)
Occidental Petroleum Corp.
6.20% due 03/15/40	2,100,000	$2,129,194
7.00% due 11/15/27	2,000,000	2,061,996
4.30% due 08/15/39	2,100,000	1,721,919
4.63% due 06/15/45	750,000	582,829
BP Capital Markets plc
4.88% [8,9]	6,750,000	6,481,398
NuStar Logistics, LP
6.38% due 10/01/30[1]	5,625,000	5,745,217
5.63% due 04/28/27	200,000	200,917
6.00% due 06/01/26	125,000	125,700
CVR Energy, Inc.
8.50% due 01/15/29[1,5]	3,500,000	3,452,243
5.75% due 02/15/28[5]	2,100,000	1,992,540
Energy Transfer, LP
7.38% due 02/01/31[1,5]	3,800,000	4,006,552
Parkland Corp.
4.63% due 05/01/30[5]	2,700,000	2,534,453
4.50% due 10/01/29[1,5]	1,300,000	1,231,251
Buckeye Partners, LP
5.85% due 11/15/43[1]	3,750,000	3,369,476
EnLink Midstream LLC
6.50% due 09/01/30[1,5]	2,600,000	2,762,415
Hess Corp.
5.60% due 02/15/41[1]	1,550,000	1,569,711
6.00% due 01/15/40[1]	1,000,000	1,070,399
TransMontaigne Partners LLC
8.50% due 06/15/30[5]	1,600,000	1,623,148
Expand Energy Corp.
5.38% due 02/01/29[1]	1,400,000	1,397,091
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[5]	775,000	706,258
Viper Energy, Inc.
7.38% due 11/01/31[5]	300,000	314,540
5.38% due 11/01/27[5]	200,000	198,607
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[5]	220,358	201,348
Total Energy		67,526,337
Basic Materials - 2.3%
Carpenter Technology Corp.
6.38% due 07/15/28[1]	5,225,000	5,241,992
7.63% due 03/15/30[1]	2,500,000	2,581,047
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[1,5]	6,075,000	6,020,155
Kaiser Aluminum Corp.
4.50% due 06/01/31[1,5]	4,860,000	4,422,434
4.63% due 03/01/28[5]	1,000,000	964,975
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[1,5]	3,625,000	3,599,214
6.13% due 05/15/28[5]	1,475,000	1,480,435
SK Invictus Intermediate II SARL
5.00% due 10/30/29[1,5]	5,250,000	4,931,993
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[1,5]	3,060,000	2,996,390
WR Grace Holdings LLC
4.88% due 06/15/27[5]	2,325,000	2,266,385
7.38% due 03/01/31[5]	500,000	509,567
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	2,550,000	2,533,868
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	1,625,000	1,644,316
Arsenal AIC Parent LLC
8.00% due 10/01/30[5]	1,550,000	1,615,254
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	1,350,000	1,306,604
HB Fuller Co.
4.25% due 10/15/28	1,150,000	1,096,209

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
CORPORATE BONDS†† - 41.3% (continued)
Basic Materials - 2.3% (continued)
Mirabela Nickel Ltd.
due 06/24/19†††,2,16	2,667,995	$13,340
Total Basic Materials		43,224,178
Technology - 1.7%
Cloud Software Group, Inc.
6.50% due 03/31/29[1,5]	5,630,000	5,537,849
Foundry JV Holdco LLC
6.20% due 01/25/37[5]	4,750,000	4,989,218
TeamSystem S.p.A.
6.29% due 07/31/31	EUR 2,500,000	2,610,550
3.50% due 02/15/28	EUR 1,700,000	1,748,481
Capstone Borrower, Inc.
8.00% due 06/15/30[1,5]	3,800,000	3,980,956
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[1,5]	3,400,000	3,154,162
Playtika Holding Corp.
4.25% due 03/15/29[1,5]	2,025,000	1,837,580
Twilio, Inc.
3.88% due 03/15/31[1]	2,000,000	1,824,103
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]	1,800,000	1,759,002
Gartner, Inc.
4.50% due 07/01/28[1,5]	1,700,000	1,662,740
Oracle Corp.
3.95% due 03/25/51[1]	2,100,000	1,582,634
Dye & Durham Ltd.
8.63% due 04/15/29[5]	1,200,000	1,255,646
Amentum Holdings, Inc.
7.25% due 08/01/32[5]	700,000	714,479
Central Parent LLC / CDK Global II LLC / CDK Financing Company, Inc.
8.00% due 06/15/29[5]	350,000	330,750
NCR Voyix Corp.
5.13% due 04/15/29[5]	263,000	252,794
Total Technology		33,240,944
Utilities - 0.6%
Terraform Global Operating, LP
6.13% due 03/01/26[5]	3,083,000	3,075,128
Alexander Funding Trust II
7.47% due 07/31/28[1,5]	1,950,000	2,076,902
Clearway Energy Operating LLC
3.75% due 02/15/31[1,5]	1,663,000	1,480,315
3.75% due 01/15/32[5]	525,000	455,102
NextEra Energy Capital Holdings, Inc.
6.38% due 08/15/55[9]	1,640,000	1,645,562
CMS Energy Corp.
6.50% due 06/01/55[9]	1,570,000	1,555,093
Exelon Corp.
6.50% due 03/15/55[9]	1,500,000	1,502,889
Total Utilities		11,790,991
United Kingdom - 0.3%
TVL Finance plc
6.47% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/30/30◊	EUR 3,000,000	3,119,830
Sherwood Financing plc
9.63% due 12/15/29	GBP 2,000,000	2,581,055
Total United Kingdom		5,700,885
Luxembourg - 0.2%
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30	EUR 2,800,000	2,967,230
Total Corporate Bonds
(Cost $830,020,989)		791,128,571
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7%
Consumer, Cyclical - 9.0%
Pacific Bells LLC
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/10/28	7,808,707	7,826,277
FR Refuel LLC
9.19% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28	7,741,333	7,663,920
MB2 Dental Solutions LLC
9.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.25%) due 02/13/31†††	7,069,198	7,026,554
Alexander Mann
10.44% (1 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	5,304,850	5,125,811
Applegreen Limited
7.55% (1 Month EURIBOR + 5.00%, Rate Floor: 5.00%) due 01/24/32	EUR 4,800,000	5,025,959

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Consumer, Cyclical - 9.0% (continued)
PHM Group Holding OY
due 02/25/32	EUR 4,600,000	$4,724,066
Shaw Development LLC
10.43% (6 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	4,434,574	4,365,588
B&B Hotels
6.67% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/21/31	EUR 4,150,000	4,326,978
Truck Hero, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	4,478,033	4,319,690
Normec 1 B.V.
6.73% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/16/31	EUR 3,675,000	3,832,102
due 04/16/31	EUR 229,425	239,232
due 04/16/31	EUR 220,575	230,005
QSRP Finco B.V.
7.92% (6 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/19/31	EUR 4,100,000	4,283,734
Blue Ribbon LLC
12.31% (1 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28	5,713,028	4,261,919
ImageFIRST Holdings LLC
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/27/28†††	4,101,038	4,101,039
BIFM CA Buyer, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/31/28	4,090,342	4,095,455
Zephyr Bidco Ltd.
9.95% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP 3,000,000	3,778,053
First Brands Group LLC
9.55% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	3,738,569	3,579,457
Alterra Mountain Co.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/31/30	2,893,375	2,895,198
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/17/28	576,872	576,872
Tipico
due 05/22/28	EUR 3,250,000	3,375,719
Betclic Everest Group SAS
5.79% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/05/31	EUR 3,150,000	3,283,156
The Facilities Group
10.16% ((3 Month Term SOFR + 5.75%) and (6 Month Term SOFR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††	3,259,642	3,210,557
NFM & J LLC
10.09% (6 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	3,206,714	3,158,426
Apro LLC
8.06% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	3,142,125	3,134,270
Entain Holdings (Gibraltar) Ltd.
5.93% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 2,750,000	2,859,230
Breitling Financing SARL
6.48% (6 Month EURIBOR + 3.90%, Rate Floor: 3.90%) due 10/25/28	EUR 2,800,000	2,851,411
Cordobes Holdco SL
6.62% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/02/29	EUR 2,700,000	2,801,698
Seren BidCo AB
7.74% (3 Month SOFR + 3.40%, Rate Floor: 3.90%) due 11/16/28	2,779,000	2,784,780
PetSmart LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	2,750,250	2,735,509

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Consumer, Cyclical - 9.0% (continued)
One Hotels GmbH
7.18% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 04/02/31	EUR 2,600,000	$2,718,456
Mavis Tire Express Services TopCo Corp.
7.31% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 05/04/28	2,671,864	2,674,082
Paint Intermediate III LLC
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 09/11/31	2,500,000	2,498,450
CCRR Parent, Inc.
8.82% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	5,994,213	2,487,599
Caesars Entertainment, Inc.
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/31	1,985,000	1,985,000
6.56% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 02/06/30	452,375	452,149
Holding Socotec SAS
8.04% (3 Month SOFR + 3.75%, Rate Floor: 4.50%) due 06/30/28	2,300,000	2,310,074
Drive Bidco B.V.
7.11% (6 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 07/23/31	EUR 2,200,000	2,282,158
1-800 Contacts
6.80% (3 Month Term SOFR + 2.50%, Rate Floor: 3.25%) due 11/08/32	2,261,134	2,254,463
Shilton BidCo Ltd.
6.68% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 01/13/30	EUR 2,000,000	2,087,656
Eagle Bidco Ltd.
6.23% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/22/28	EUR 2,000,000	2,075,560
Oil Changer Holding Corp.
11.23% (3 Month Term SOFR + 6.75%, Rate Floor: 7.75%) due 02/08/27†††	2,074,714	2,058,947
Crash Champions Inc.
9.07% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/23/29	2,293,891	2,032,960
Clarios Global, LP
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/14/32	1,400,000	1,396,500
5.55% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 07/16/31	EUR 600,000	622,052
Blue Ribbon LLC
12.29% (3 Month Term SOFR + 8.00%, Rate Floor: 8.75%) due 05/08/28†††	2,050,505	1,999,242
TransNetwork LLC
9.08% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/30/30	1,895,214	1,909,428
Scientific Games Corp.
7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	1,838,517	1,837,837
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
8.94% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/03/25	2,408,418	1,823,365
Bulldog Purchaser, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/30/31	1,813,156	1,810,128
Sweetwater Sound
8.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	1,706,713	1,706,713

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Consumer, Cyclical - 9.0% (continued)
Accuride Corp.
14.85% (1 Month Term SOFR + 10.00%, Rate Floor: 12.00%) due 03/15/25†††,16	1,377,471	$981,448
9.25% (1 Month Term SOFR + 6.31%, Rate Floor: 8.31%) due 01/17/25†††	760,396	541,782
18.50% (Commercial Prime Lending Rate + 9.00%, Rate Floor: 11.00%) (in-kind rate was 2.00%) due 01/17/25†††,10	158,895	158,895
6.06% (1 Month Term SOFR + 4.74%, Rate Floor: 5.74%) due 05/18/26†††,16	5,510,496	6
Thevelia US LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/18/29	1,586,641	1,590,607
Secretariat Advisors LLC
due 02/21/32	1,561,828	1,555,971
EG Finco Ltd.
8.56% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/07/28	1,543,967	1,552,243
Packers Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	2,673,829	1,534,109
SHO Holding I Corp.
10.92% (1 Month Term SOFR + 6.50%, Rate Floor: 7.50%) due 06/30/29†††	1,141,697	1,133,091
11.44% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) (in-kind rate was 5.00%) due 06/30/29†††,10	413,595	363,963
Ontario Gaming GTA, LP
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	1,485,000	1,488,475
Fertitta Entertainment LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/27/29	1,167,733	1,167,429
Parts Europe SA
5.95% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/03/31	EUR 1,000,000	1,045,125
Congruex Group LLC
10.94% (3 Month Term SOFR + 1.50%, Rate Floor: 2.25%) (in-kind rate was 5.00%) due 05/03/29[10]	1,209,134	1,028,973
Dealer Tire LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/02/31	997,500	998,128
PT Intermediate Holdings III LLC
9.33% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) (in-kind rate was 1.75%) due 04/09/30†††,10	925,613	920,985
Elvis UK HoldCo Ltd.
6.13% (3 Month EURIBOR + 3.43%, Rate Floor: 3.43%) due 10/19/28	EUR 800,000	832,573
Checkers Holdings, Inc.
13.70% (6 Month Term SOFR + 3.00%, Rate Floor: 3.00%) (in-kind rate was 6.00%) due 06/16/28†††,10	694,802	694,802
11.70% (6 Month Term SOFR + 3.00%, Rate Floor: 3.00%) (in-kind rate was 4.00%) due 06/16/27†††,10	96,920	96,920
AmSpec Parent LLC
8.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/11/31	520,000	519,028
SHO Holding I Corp.
10.58% (3 Month Term SOFR + 5.26%, Rate Floor: 6.26%) due 04/27/24	484,000	295,240
Total Consumer, Cyclical		171,995,277
Industrial - 7.6%
Capstone Acquisition Holdings, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††	8,338,713	8,295,262

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Industrial - 7.6% (continued)
Arcline FM Holdings, LLC
8.80% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 06/23/28	7,081,502	$7,072,650
Total Webhosting Solutions B.V.
7.05% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/31/31	EUR 5,000,000	5,211,359
Atlantic Aviation
due 02/13/32	2,800,000	2,784,012
7.81% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 09/22/28	2,156,206	2,156,206
Integrated Power Services Holdings, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	4,828,282	4,815,414
Charter Next Generation, Inc.
7.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 11/29/30	4,632,615	4,636,321
Engineering Research And Consulting LLC
9.31% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	4,600,000	4,554,000
Michael Baker International LLC
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/01/28	4,299,082	4,311,635
FCG Acquisitions, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	4,286,684	4,285,612
NA Rail Hold Co. LLC
8.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.25%) due 10/19/26	4,184,513	4,194,974
Boluda Towage S.L.
6.00% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 01/31/30	EUR 3,950,000	4,126,767
ASP Dream Acquisiton Co. LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28	4,223,108	4,117,530
Pelican Products, Inc.
8.84% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	4,451,906	4,083,244
Inspired Finco Holdings Ltd.
6.73% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/28/31	EUR 2,550,000	2,656,047
6.98% (6 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 12/31/28	EUR 1,250,000	1,300,324
Foundation Building Materials Holding Company LLC
8.55% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	4,118,875	3,912,931
STS Operating, Inc.
8.42% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	3,970,000	3,902,669
Merlin Buyer, Inc.
8.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	3,890,000	3,873,001
Dispatch Terra Acquisition LLC
8.73% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	4,089,095	3,851,764
American Bath Group LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	4,005,613	3,809,258
Hunter Douglas, Inc.
7.55% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 01/17/32	3,650,000	3,622,625
DG Investment Intermediate Holdings 2, Inc.
8.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	3,415,876	3,425,850
Galileo Global Education
due 07/20/31	EUR 3,150,000	3,270,131
VDK Groep B.V.
due 01/29/32	EUR 3,011,811	3,139,907

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Industrial - 7.6% (continued)
PointClickCare Technologies, Inc.
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/03/31	3,000,000	$3,003,750
Aegion Corp.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 05/17/28	2,984,036	2,993,824
Anchor Packaging LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/18/29	2,864,230	2,865,719
Service Logic Acquisition, Inc.
7.79% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.25%) due 10/29/27	2,479,059	2,482,158
Savage Enterprises LLC
7.06% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 09/21/28	2,393,788	2,396,445
Fugue Finance LLC
7.50% (6 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 12/05/31	2,339,000	2,351,677
Climater Bidco II
due 02/20/32	EUR 2,250,000	2,339,860
Mauser Packaging Solutions Holding Co.
7.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/27	2,274,771	2,276,045
Cognita Ltd.
8.82% (1 Month SOFR + 4.00%, Rate Floor: 4.50%) due 10/27/31	1,995,000	2,008,726
DXP Enterprises, Inc.
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/11/30	1,979,539	1,986,962
White Cap Supply Holdings LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	1,963,321	1,956,410
Artera Services LLC
8.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	1,736,875	1,710,544
LBM Acquisition LLC
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	1,636,775	1,592,713
OptiGroup
7.82% (1 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 03/16/29	EUR 1,600,000	1,567,635
ProAmpac PG Borrower LLC
8.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 09/15/28	1,313,822	1,313,546
API Holdings III Corp.
11.33% (3 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 6.00%) due 05/07/27[10]	1,683,073	1,289,234
ILPEA Parent, Inc.
8.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/22/28	1,234,364	1,231,278
Apave S.A.
5.89% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/09/31	EUR 1,150,000	1,198,911
Spring Education Group, Inc.
8.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/04/30	1,188,000	1,195,425
Merlin Buyer, Inc.
9.08% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 12/14/28†††	1,086,181	1,083,465
Solis IV B.V.
6.00% (1 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 02/26/29	EUR 1,000,000	1,038,428
Valcour Packaging LLC
8.19% (1 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 2.25%) due 10/04/28[10]	438,795	379,285
9.56% (1 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 10/04/28	360,023	364,073

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Industrial - 7.6% (continued)
American Residential Services LLC
7.54% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/15/32	550,000	$548,856
TK Elevator Midco GmbH
5.30% (1 Month EURIBOR + 2.75%, Rate Floor: 2.75%) due 01/29/27†††	EUR 535,279	537,123
Berlin Packaging LLC
7.81% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 3.50%) due 06/07/31	468,825	468,534
Sundyne (Star US Bidco)
8.07% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/17/27	465,646	466,522
Park River Holdings, Inc.
7.82% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	308,128	298,468
Osmose Utility Services, Inc.
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/23/28	293,182	291,455
API Holdings III Corp.
11.33% (3 Month Term SOFR + 1.00%, Rate Floor: 2.00%) (in-kind rate was 6.00%) due 03/25/27[10]	126,749	126,907
Total Industrial		144,773,471
Consumer, Non-cyclical - 7.2%
Southern Veterinary Partners LLC
7.71% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 12/04/31	11,000,970	11,006,690
HAH Group Holding Co. LLC
9.32% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 09/24/31	7,629,678	7,307,782
LaserAway Intermediate Holdings II LLC
10.31% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	7,480,211	7,181,003
Quirch Foods Holdings LLC
9.64% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	6,760,073	6,388,269
Women's Care Holdings, Inc.
8.89% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	6,586,125	6,125,096
Nidda Healthcare Holding GmbH
6.54% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/21/30	EUR 5,450,000	5,681,342
Recess Holdings, Inc.
8.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 02/20/30	4,863,250	4,887,566
Florida Food Products LLC
9.59% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	5,543,985	4,695,090
Gibson Brands, Inc.
9.56% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	4,777,250	4,688,871
Domidep
6.73% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/30/29	EUR 4,400,000	4,591,153
Rainbow Finco SARL
8.70% (6 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 02/26/29	GBP 3,000,000	3,772,052
8.58% (6 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 02/26/29	700,000	680,750
Bowtie Germany Bidco GMBH
6.68% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR 4,200,000	4,380,461

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Consumer, Non-cyclical - 7.2% (continued)
National Mentor Holdings, Inc.
8.17% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	4,235,804	$4,146,217
8.18% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	150,000	146,827
VC GB Holdings I Corp.
8.09% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28	4,217,391	4,206,046
Curriculum Associates LLC
9.17% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 01/27/27†††	4,200,000	4,188,057
Hanger, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/23/31	4,163,878	4,166,501
Affidea
6.42% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 07/22/29	EUR 3,750,000	3,903,812
Culligan
7.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/31/28	3,731,273	3,717,654
AI Monet (Luxembourg) Parentco SARL
6.74% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/06/31	EUR 3,250,000	3,384,012
Cambrex Corp.
10.00% (Commercial Prime Lending Rate + 2.50%, Rate Floor: 3.25%) due 12/04/26	3,376,915	3,368,946
Balrog Acquisition, Inc.
8.94% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	3,004,250	3,011,761
Weber-Stephen Products LLC
7.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/30/27	2,981,171	2,955,086
CHG PPC Parent LLC
6.05% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 12/08/28	EUR 2,500,000	2,596,603
Lyons Magnus
10.54% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 05/10/27	2,526,580	2,400,251
Chefs' Warehouse, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/23/29	2,376,458	2,388,341
Outcomes Group Holdings, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/06/31	2,139,263	2,151,735
IVI America LLC
8.78% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/31	2,039,750	2,047,399
Confluent Health LLC
8.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28	2,140,919	2,015,140
Stars UK Bidco Ltd.
6.03% (6 Month EURIBOR + 3.45%, Rate Floor: 3.45%) due 08/10/29	EUR 1,900,000	1,983,884
Aenova Holding Gmbh
5.39% (6 Month EURIBOR + 3.00%, Rate Floor: 6.00%) due 08/22/31	EUR 1,725,000	1,795,807
Artisan Newco B.V.
6.48% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 02/12/29	EUR 1,682,773	1,757,398
Eyecare Partners LLC
9.01% (3 Month Term SOFR + 1.00%, Rate Floor: 1.00%) (in-kind rate was 3.61%) due 11/30/28[10]	1,496,456	1,168,074
10.04% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 08/31/28	350,691	356,172
Summit Behavioral Healthcare LLC
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/24/28	1,790,437	1,492,776
Skio Bidco B.V.
due 02/26/32	EUR 1,400,000	1,455,913

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Consumer, Non-cyclical - 7.2% (continued)
Midwest Physician Administrative Services
7.59% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	1,267,578	$1,150,859
Financiere N
6.97% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 01/22/29	EUR 1,000,000	1,039,295
Financiere Mendel
7.56% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/08/30	918,063	916,915
Resonetics LLC
7.60% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/18/31	884,900	883,909
Balrog Acquisition, Inc.
8.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 09/05/28	704,230	703,793
Moran Foods LLC
11.68% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 06/30/26†††	1,850,230	480,370
Snacking Investments US LLC (Arnott's)
8.30% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 12/18/26	454,013	456,056
Confluent Medical Technologies, Inc.
7.56% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/16/29	399,000	399,997
TGP Holdings LLC
7.67% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	376,514	357,030
Ceva Sante
due 11/08/30	200,000	199,750
Surgery Center Holdings, Inc.
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 12/19/30	124,063	124,116
Total Consumer, Non-cyclical		138,902,627
Technology - 6.8%
Visma AS
7.13% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/28†††	EUR 7,750,000	7,999,222
Avalara, Inc.
10.58% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/19/28†††	7,000,000	6,939,596
Datix Bidco Ltd.
10.20% (6 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP 3,920,000	4,894,987
9.93% (6 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††	1,110,000	1,102,078
9.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 10/25/30†††	99,750	88,429
Finastra
11.65% (3 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29	4,851,000	4,863,128
Kerridge Commercial Systems Bidco Ltd.
10.12% (3 Month GBP SONIA + 5.66%, Rate Floor: 6.41%) due 09/07/30	GBP 3,800,000	4,709,183
Planview Parent, Inc.
7.83% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/17/27	4,685,788	4,681,102
DS Admiral Bidco LLC
8.57% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	4,839,000	4,512,368
Boxer Parent Co., Inc.
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/30/31	4,497,500	4,486,661

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Technology - 6.8% (continued)
Concorde Lux
7.09% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 4,252,725	$4,417,055
Team.Blue Finco SARL
6.38% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 09/30/29	EUR 4,150,000	4,318,454
Precise Midco B.V.
6.09% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 11/15/30	EUR 4,117,500	4,279,808
Modena Buyer LLC
8.79% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	4,339,125	4,236,982
Leia Finco US LLC
7.54% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/09/31	4,200,000	4,185,678
Blackhawk Network Holdings, Inc.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 03/12/29	4,169,050	4,185,434
Bock Capital Bidco B.V.
6.18% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/29/28	EUR 3,800,000	3,960,790
Pushpay USA, Inc.
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	3,750,000	3,782,813
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/15/31	150,000	150,000
Wrench Group LLC
8.59% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	4,114,289	3,908,574
Apttus Corp.
7.79% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/08/28	3,878,449	3,897,026
Sitecore Holding III A/S
10.06% (3 Month Term SOFR + 3.58%, Rate Floor: 4.08%) (in-kind rate was 4.33%) due 03/12/29†††,10	2,145,076	2,128,878
9.01% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) (in-kind rate was 4.25%) due 03/12/29†††,10	EUR 1,572,527	1,618,934
Xerox Corp.
8.33% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	3,372,500	3,316,011
Polaris Newco LLC
6.55% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/02/28	EUR 2,493,557	2,551,136
8.55% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	630,799	628,831
Polaris Newco LLC
7.68% ((1 Month Term SOFR + 3.25%) and (Commercial Prime Lending Rate + 2.50%), Rate Floor: 3.25%) due 06/04/26†††	3,136,000	3,037,034
Central Parent LLC
7.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	3,198,234	2,919,188
TSG Solutions Holding
6.29% (3 Month EURIBOR + 3.68%, Rate Floor: 3.68%) due 03/30/29	EUR 2,800,000	2,915,456
Alteryx, Inc.
10.82% (1 Month Term SOFR + 6.50%, Rate Floor: 7.25%) due 03/19/31†††	2,881,944	2,881,944
Project Ruby Ultimate Parent Corp.
7.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/10/28	2,767,250	2,763,791
Zuora, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/12/31	2,750,000	2,730,530

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Technology - 6.8% (continued)
isolved, Inc.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/12/30	2,680,547	$2,698,131
Aston FinCo SARL
8.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 10/09/26	1,615,000	1,533,572
9.22% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26	GBP 385,065	455,637
Azalea TopCo
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/30/31	1,745,625	1,742,361
Dye & Durham Corp.
8.43% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 04/11/31	1,431,964	1,443,148
Conair Holdings LLC
8.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	1,407,808	1,288,398
Azurite Intermediate Holdings, Inc.
10.82% (1 Month Term SOFR + 6.50%, Rate Floor: 7.25%) due 03/19/31†††	1,268,056	1,268,056
CoreLogic, Inc.
7.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	1,242,027	1,235,817
VS Buyer LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 04/12/31	1,122,188	1,121,256
Upland Software, Inc.
8.17% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 08/06/26	1,072,778	1,049,381
Redhalo Midco Ltd.
6.47% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/24/31	EUR 1,000,000	1,045,778
BEP Intermediate Holdco LLC
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/28/31	895,506	899,983
SUSE
7.84% (1 Month SOFR + 3.50%, Rate Floor: 4.00%) due 11/09/30	497,503	501,856
Total Technology		129,374,475
Financial - 5.3%
Eisner Advisory Group
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	8,365,711	8,391,896
Higginbotham Insurance Agency, Inc.
8.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	8,021,114	7,964,225
9.07% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††	249,240	247,472
HighTower Holding LLC
7.29% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/15/32	7,936,810	7,916,967
Cegid Group
5.86% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 07/10/28	EUR 4,650,000	4,831,707
Nexus Buyer LLC
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 07/31/31	4,710,915	4,710,396
Aretec Group, Inc.
7.82% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 08/09/30	4,718,040	4,707,236
Cobham Ultra SeniorCo SARL
8.43% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	4,650,527	4,636,948
Orion Advisor Solutions, Inc.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 09/24/30	4,588,500	4,615,526
Asurion LLC
8.67% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	3,887,154	3,881,673
8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 09/19/30	698,250	694,975

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Financial - 5.3% (continued)
Sandy Bidco B.V.
7.07% (6 Month EURIBOR + 3.85%, Rate Floor: 3.85%) due 08/17/29	EUR 4,250,000	$4,397,692
AqGen Island Holdings, Inc.
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 08/02/28	4,156,041	4,141,495
Howden Group Holdings Ltd.
6.06% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 02/15/31	EUR 3,750,000	3,912,720
Ardonagh Midco 3 plc
8.04% ((3 Month Term SOFR + 3.75%) and (6 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 02/15/31	3,850,000	3,825,937
Duff & Phelps
8.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	1,984,223	1,929,657
6.68% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/09/27	EUR 1,722,938	1,743,724
Tegra118 Wealth Solutions, Inc.
8.32% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	3,711,140	3,648,533
Claros Mortgage Trust, Inc.
8.92% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/09/26†††	3,412,546	3,139,542
Franchise Group, Inc.
9.30% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	4,138,370	2,064,012
13.57% (1 Month Term SOFR + 9.11%, Rate Floor: 10.11%) due 04/30/25	1,036,996	1,036,996
Starwood Property Mortgage LLC
6.57% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 12/12/29	3,000,000	3,000,000
Cross Financial Corp.
7.57% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/31/31	2,800,000	2,805,264
Assetmark Financial Holdings, Inc.
7.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/05/31	2,620,000	2,615,494
Cervantes Bidco S.L.U.
6.46% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/13/31	EUR 2,400,000	2,505,187
Apex Group Treasury LLC
8.29% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/27/28	2,302,679	2,301,712
Galaxy Bidco Ltd.
6.71% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/29	EUR 1,800,000	1,882,550
OEG Borrower LLC
7.85% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 06/30/31	1,745,625	1,743,443
Saphilux SARL
7.93% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/18/28	1,339,250	1,344,272
Global Blue Acquisition B.V.
6.13% (3 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 12/05/30	EUR 1,000,000	1,042,386

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Financial - 5.3% (continued)
Avison Young (Canada), Inc.
12.56% (3 Month Term SOFR + 8.00%, Rate Floor: 10.00%) (in-kind rate was 6.50%) due 03/12/29†††,10	953,662	$743,856
12.58% (3 Month Term SOFR + 1.50%, Rate Floor: 3.50%) (in-kind rate was 6.50%) due 03/12/29†††,10	171,095	102,657
Total Financial		102,526,150
Basic Materials - 1.1%
Lummus Technology Holdings V LLC
7.32% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 12/31/29	3,275,291	3,285,543
Pregis TopCo Corp.
8.32% (1 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 07/31/26	3,117,188	3,124,482
TPC Group, Inc.
10.11% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 11/22/31	3,050,000	3,015,687
Vector WP Holdco, Inc.
9.43% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/12/28	3,021,550	2,976,227
Eden S.A.S.
6.22% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/22/29	EUR 2,100,000	2,193,585
GrafTech Finance, Inc.
9.34% (3 Month Term SOFR + 5.00%, Rate Floor: 7.00%) due 11/04/29	1,725,656	1,780,307
Discovery Purchaser Corp.
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 10/04/29	1,680,788	1,675,661
Arsenal AIC Parent LLC
7.07% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 08/18/30	888,795	889,017
NIC Acquisition Corp.
8.34% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	1,043,229	878,055
Pregis TopCo LLC
8.44% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/31/26	648,225	649,846
Schur Flexibles GmbH
8.66% (6 Month EURIBOR + 5.50%, Rate Floor: 5.50%) due 09/28/27	EUR 312,500	183,967
Vantage Specialty Chemicals, Inc.
9.07% (1 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26	123,426	120,700
Total Basic Materials		20,773,077
Communications - 1.0%
FirstDigital Communications LLC
8.69% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††	7,900,000	7,721,652
Syndigo LLC
9.07% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 12/15/27	4,427,500	4,427,500
Speedster Bidco GMBH
due 10/17/31	EUR 1,400,000	1,460,459
7.90% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/17/31	1,400,000	1,404,956
Cengage Learning, Inc.
7.83% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.50%) due 03/24/31	1,804,100	1,801,286
Xplore, Inc.
6.05% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) due 10/24/31	1,087,432	861,790
9.55% (3 Month Term SOFR + 1.50%, Rate Floor: 1.50%) (in-kind rate was 3.50%) due 10/23/29[10]	304,404	296,032

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 38.7% (continued)
Communications - 1.0% (continued)
UPC Financing Partnership
6.79% (6 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/29/32	500,000	$494,790
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
8.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28	437,625	437,078
Total Communications		18,905,543
Energy - 0.6%
BANGL LLC
8.81% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	7,505,112	7,552,019
Par Petroleum LLC
8.04% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	3,831,773	3,815,794
Venture Global Calcasieu Pass LLC
7.30% (1 Month Term SOFR + 2.88%, Rate Floor: 3.88%) due 08/19/26	727,789	727,484
Permian Production Partners LLC
12.44% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25[10]	224,697	222,450
Total Energy		12,317,747
Utilities - 0.1%
Franklin Energy (KAMC Holdings, Inc.)
8.57% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,563,375	1,530,482
Total Senior Floating Rate Interests
(Cost $763,208,598)		741,098,849
ASSET-BACKED SECURITIES†† - 20.2%
Collateralized Loan Obligations - 9.0%
Palmer Square Loan Funding Ltd.
2022-1A D, 9.30% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,5	8,750,000	8,773,596
2021-3A D, 9.56% (3 Month Term SOFR + 5.26%, Rate Floor: 5.26%) due 07/20/29◊,5	7,000,000	7,014,874
2024-3A CR, 7.30% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 04/15/31◊,5	3,500,000	3,511,184
2021-2A D, 9.58% (3 Month Term SOFR + 5.26%, Rate Floor: 5.26%) due 05/20/29◊,5	530,102	530,125
Madison Park Funding LIII Ltd.
2022-53A E, 10.29% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,5	18,500,000	18,532,917
CIFC Funding Ltd.
2021-4RA DR, 11.57% (3 Month Term SOFR + 7.26%, Rate Floor: 7.00%) due 01/17/35◊,5	11,000,000	11,000,000
2022-3A E, 11.56% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,5	2,000,000	2,006,560
Boyce Park CLO Ltd.
2022-1A E, 10.54% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,5	10,000,000	10,024,141
FS Rialto Issuer LLC
2024-FL9 C, 6.96% (1 Month Term SOFR + 2.64%, Rate Floor: 2.65%) due 10/19/39◊,5	5,100,000	5,112,207
2025-FL10 C, 6.45% (1 Month Term SOFR + 2.15%, Rate Floor: 2.15%) due 08/01/30◊,5	3,000,000	2,992,515
Fortress Credit Opportunities IX CLO Ltd.
2021-9A DR, 8.51% (3 Month Term SOFR + 4.21%, Rate Floor: 3.95%) due 10/15/33◊,5	8,000,000	7,999,698
Fontainbleau Vegas
9.96% (1 Month Term SOFR + 5.65%, Rate Floor: 1.00%) due 01/31/26◊,†††	6,500,000	6,500,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.2% (continued)
Collateralized Loan Obligations - 9.0% (continued)
Cerberus Loan Funding XLIV LLC
2024-5A C, 8.50% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,5	6,100,000	$6,184,714
Cerberus Loan Funding XLII LLC
2023-3A C, 8.46% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,5	5,750,000	5,834,417
Carlyle Global Market Strategies
2022-1A E, 11.65% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,5	5,500,000	5,508,131
Cerberus Loan Funding XLV LLC
2024-1A D, 9.30% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/36◊,5	5,000,000	5,107,716
Ares Direct Lending CLO 2 LLC
2024-2A D, 8.19% (3 Month Term SOFR + 3.90%, Rate Floor: 3.90%) due 10/20/36◊,5	4,800,000	4,777,643
Owl Rock CLO I LLC
2024-1A C, 8.57% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,5	4,600,000	4,669,051
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB, due 10/24/38[5,11]	5,230,000	4,537,548
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 10.54% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,5	4,250,000	4,267,135
LoanCore
2025-CRE8 C, 6.52% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/17/42◊,5	4,000,000	3,991,719
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 7.64% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,5	3,450,000	3,503,547
ACRES Commercial Realty Ltd.
2021-FL2 C, 7.08% (1 Month Term SOFR + 2.76%, Rate Floor: 2.76%) due 01/15/37◊,5	1,750,000	1,748,377
2021-FL2 D, 7.53% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,5	1,750,000	1,740,417
Cerberus Loan Funding XLVI, LP
2024-2A D, 9.25% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,5	3,200,000	3,268,254
KREF Ltd.
2021-FL2 AS, 5.73% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,5	2,850,000	2,842,587
Owl Rock CLO XVI LLC
2024-16A C, 7.59% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,5	2,650,000	2,690,188
Golub Capital Partners CLO 46M Ltd.
2024-46A CR, 7.34% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 04/20/37◊,5	2,600,000	2,637,822
Cerberus Loan Funding XL LLC
2023-1A D, 10.70% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,5	2,500,000	2,504,397
Cerberus Loan Funding XLVII LLC
2024-3A D, 8.65% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,5	2,450,000	2,504,185
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[5,11]	3,650,000	2,367,025
2013-1A INC, due 10/15/30[5,11]	3,000,000	86,670

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.2% (continued)
Collateralized Loan Obligations - 9.0% (continued)
Hamlin Park CLO Ltd.
2024-1A SUB, due 10/20/37[5,11]	2,700,000	$2,446,200
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 8.41% (3 Month Term SOFR + 4.11%, Rate Floor: 4.11%) due 08/26/33◊,5	2,250,000	2,254,624
Carlyle US CLO Ltd.
2022-4A DR, 10.90% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,5	2,000,000	2,008,986
Madison Park Funding LVIII Ltd.
2024-58A D, 7.95% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,5	1,700,000	1,727,730
Octagon 74 Ltd.
2025-2A SUB, due 04/22/38[5,11,12]	2,000,000	1,707,360
Madison Park Funding LXXI Ltd.
2025-71A E, due 04/23/38◊,5	1,500,000	1,500,000
FS Rialto
2021-FL2 C, 6.48% (1 Month Term SOFR + 2.16%, Rate Floor: 2.16%) due 05/16/38◊,5	1,400,000	1,368,860
AREIT Ltd.
2025-CRE10 B, 6.15% (1 Month Term SOFR + 1.84%, Rate Floor: 1.84%) due 01/17/30◊,5	1,300,000	1,300,652
Cerberus Loan Funding XXXIII, LP
2021-3A D, 8.56% (3 Month Term SOFR + 4.26%, Rate Floor: 4.00%) due 07/23/33◊,5	1,200,000	1,202,190
OCP CLO Ltd.
2024-38A SUB, due 01/21/38[5,11]	1,000,000	854,800
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[5,11]	3,555,000	668,660
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[5,11]	1,153,846	491,747
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[5,11]	2,600,000	400,302
A10 Permanent Asset Financing LLC
2017-II C1, 6.24% (WAC) due 06/15/51◊,5	250,000	202,255
Dryden Senior Loan Fund
2015-37X, due 01/15/31[11]	2,998,799	35,075
Dryden 41 Senior Loan Fund
2015-41A SUB, due 04/15/31[5,11]	1,850,000	15,176
Dryden 37 Senior Loan Fund
2015-37A SUB, due 01/15/31[5,11]	1,050,000	12,281
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,11]	814,751	1,715
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[5,11]	3,566,667	357
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[5,11]	3,000,000	300
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[5,11]	1,500,000	150
Total Collateralized Loan Obligations		172,968,780
Financial - 3.0%
Lightning A
5.50% due 03/01/37†††	21,200,000	19,784,900
Thunderbird A
5.50% due 03/01/37†††	21,200,000	19,784,900
Ceamer Finance LLC
6.92% due 11/15/37†††	3,324,897	3,383,748
3.69% due 03/24/31†††	2,534,252	2,426,191
LVNV Funding LLC
6.84% due 06/12/29†††	3,850,000	3,911,215
Lightning B
7.50% due 03/01/37†††	2,700,000	2,561,328
Thunderbird B
7.50% due 03/01/37†††	2,700,000	2,561,328
KKR Core Holding Company LLC
4.00% due 08/12/31†††	2,541,530	2,304,533
Nassau LLC
2019-1, 3.98% due 08/15/34[2]	754,218	698,563

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.2% (continued)
Financial - 3.0% (continued)
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	587,108	$577,063
Total Financial		57,993,769
Transport-Aircraft - 2.9%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[5,13]	9,006,187	8,558,580
2019-1, 5.19% due 12/15/44[5,13]	2,050,214	1,856,810
Sprite Ltd.
2021-1, 3.75% due 11/15/46[5]	8,752,248	8,432,540
AASET Trust
2021-2A, 2.80% due 01/15/47[5]	3,281,790	3,033,423
2019-2, 4.46% due 10/16/39[5]	3,524,131	2,132,966
2020-1A, 3.35% due 01/16/40[5]	1,618,663	1,554,050
2020-1A, 4.34% due 01/16/40[5]	652,031	583,526
2019-1, 3.84% due 05/15/39[5]	75,922	73,647
Project Silver
2019-1, 3.97% due 07/15/44[5]	7,298,956	6,999,699
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	4,386,869	4,266,317
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[5]	3,593,042	3,478,104
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[5]	2,382,398	2,340,820
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39[5]	2,404,017	2,313,962
Start Ltd.
2018-1, 4.09% due 05/15/43[5]	1,272,878	1,253,785
2018-1, 5.32% due 05/15/43[5]	868,798	861,847
Start II Ltd.
2019-1, 4.09% due 03/15/44[5]	1,726,531	1,709,266
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[5]	1,127,074	1,053,843
2018-1, 4.13% due 06/15/43[5]	642,234	622,967
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	1,506,716	1,405,103
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[5]	1,184,708	1,078,085
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	838,803	826,288
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[5]	757,233	756,738
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	526,952	508,510
2017-1, 6.30% due 02/15/42[5]	228,000	223,459
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[5]	351,691	340,270
Castlelake Aircraft Securitization Trust
2014-1, due 12/31/30†††	3,054,105	136
Total Transport-Aircraft		56,264,741
Infrastructure - 2.1%
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53[5]	11,000,000	11,374,439
2021-1, 4.46% due 11/20/51[5]	5,250,000	5,063,657
2024-1A, 9.19% due 06/20/54[5]	2,000,000	2,107,306
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[5]	8,000,000	7,719,035
2024-1A, 8.87% due 05/15/54[5]	5,600,000	5,905,331
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[5]	4,450,000	4,449,501
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[5]	1,850,000	1,777,707
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[5]	1,500,000	1,434,962
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[5]	1,000,000	1,021,850
Total Infrastructure		40,853,788
Insurance - 1.1%
Obra Longevity
8.48% due 06/30/39†††	17,400,000	18,303,930
CHEST
7.13% due 03/15/43†††	1,350,000	1,394,510
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[2]	269,722	241,132
Total Insurance		19,939,572
Net Lease - 0.7%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[5]	7,110,000	6,541,875

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.2% (continued)
Net Lease - 0.7% (continued)
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[5]	3,681,500	$3,597,603
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[5]	3,290,677	3,344,979
Total Net Lease		13,484,457
Whole Business - 0.6%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[5]	8,217,000	8,136,028
SERVPRO Master Issuer LLC
2019-1A, 3.88% due 10/25/49[5]	1,942,375	1,899,264
Sonic Capital LLC
2020-1A, 3.85% due 01/20/50[5]	1,193,750	1,161,382
2020-1A, 4.34% due 01/20/50[5]	764,000	724,376
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	98,500	93,102
Total Whole Business		12,014,152
Single Family Residence - 0.6%
FirstKey Homes Trust
2022-SFR3, 4.50% due 07/17/38[5]	3,200,000	3,163,715
2020-SFR2, 4.00% due 10/19/37[5]	3,050,000	3,005,954
2020-SFR2, 4.50% due 10/19/37[5]	3,000,000	2,964,119
2020-SFR2, 3.37% due 10/19/37[5]	1,900,000	1,867,706
Total Single Family Residence		11,001,494
Low-Income Housing Tax Credit- 0.1%
Akso Health Group
7.27% due 12/31/44†††	2,000,000	2,041,660
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[5]	1,000,000	909,128
Total Asset-Backed Securities
(Cost $388,565,874)		387,471,541
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.3%
Government Agency - 6.4%
Uniform MBS 15 Year
due 05/01/25[12]	18,516,600	18,595,777
due 04/01/25[12]	15,773,400	15,848,860
Freddie Mac
5.50% due 11/01/54[1]	18,026,982	18,061,581
5.00% due 09/01/52[1]	5,285,588	5,223,174
4.00% due 05/01/52[1]	4,814,895	4,541,102
4.00% due 06/01/52[1]	4,245,051	4,013,694
4.00% due 08/01/52[1]	1,535,486	1,462,340
Uniform MBS 30 Year
due 05/01/25[12]	18,730,000	19,575,828
due 05/01/25[12]	16,150,000	13,483,360
Fannie Mae
4.00% due 06/01/52[1]	6,147,779	5,809,969
4.00% due 07/01/52[1]	5,866,196	5,565,617
5.00% due 08/01/53[1]	5,457,650	5,383,036
5.00% due 09/01/52[1]	1,966,246	1,942,622
5.00% due 06/01/53[1]	1,884,280	1,857,975
4.00% due 05/01/52[1]	1,543,710	1,452,187
Total Government Agency		122,817,122
Residential Mortgage-Backed Securities - 2.2%
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69[5,13]	10,250,000	9,235,250
Top Pressure Recovery Turbines
7.51% due 11/01/69	6,239,846	6,271,045
LSTAR Securities Investment Ltd.
2024-1, 7.43% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,5	3,376,402	3,381,431
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,5	3,400,000	3,137,009
Carrington Mortgage Loan Trust Series
2006-NC5, 4.58% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	3,489,820	3,087,528
OBX Trust
2024-NQM6, 6.92% (WAC) due 02/25/64◊,5	1,750,000	1,781,710
2022-NQM8, 6.10% due 09/25/62[5,13]	936,220	934,682

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.3% (continued)
Residential Mortgage-Backed Securities - 2.2% (continued)
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 4.60% (1 Month Term SOFR + 0.28%, Rate Floor: 0.28%) due 07/25/47◊	1,443,175	$1,069,410
2007-HE4, 4.68% (1 Month Term SOFR + 0.36%, Rate Floor: 0.36%) due 07/25/47◊	857,833	491,417
2007-HE2, 4.62% (1 Month Term SOFR + 0.30%, Rate Floor: 0.30%) due 04/25/37◊	1,301,716	480,574
PRPM LLC
2024-4, 6.41% due 08/25/29[5,13]	1,857,098	1,867,297
New Residential Mortgage Loan Trust
2022-NQM5, 6.50% due 11/25/52[5,13]	1,827,335	1,827,543
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[5,13]	1,810,631	1,803,120
Lehman XS Trust Series
2006-18N, 4.79% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 12/25/36◊	1,637,722	1,568,365
BRAVO Residential Funding Trust
2022-NQM3, 5.50% (WAC) due 07/25/62◊,5	1,364,765	1,360,329
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,5	1,072,210	1,113,869
PRKCM Trust
2022-AFC2, 6.14% (WAC) due 08/25/57◊,5	1,032,497	1,032,193
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[5,13]	917,656	918,866
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.69% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 12/25/36◊	1,319,742	815,414
Total Residential Mortgage-Backed Securities		42,177,052
Commercial Mortgage-Backed Securities - 1.1%
BX Trust
2024-VLT4, 6.75% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,5	5,200,000	5,180,500
2023-DELC, 7.65% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,5	2,750,000	2,767,188
BX Commercial Mortgage Trust
2021-VOLT, 6.43% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,5	3,743,000	3,736,538
2024-AIRC, 6.90% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,5	1,600,000	1,606,000
BXHPP Trust
2021-FILM, 5.53% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,5	5,350,000	5,076,711
GS Mortgage Securities Corporation Trust
2020-DUNE, 7.08% (1 Month Term SOFR + 2.76%, Rate Floor: 2.65%) due 12/15/36◊,5	1,847,257	1,773,443
Total Commercial Mortgage-Backed Securities		20,140,380
Military Housing - 0.6%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.95% (WAC) due 11/25/52◊,2	3,269,940	2,725,258
2015-R1, 0.70% (WAC) due 10/25/52◊,5,14	38,741,452	2,233,336
2015-R1, 0.70% (WAC) due 11/25/55◊,5,14	38,936,228	2,208,085
2015-R1, 0.70% (WAC) due 11/25/52◊,5,14	30,653,742	1,464,164

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.3% (continued)
Military Housing - 0.6% (continued)
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,5	1,486,464	$1,296,746
2007-AET2, 6.06% due 10/10/52†††,5	447,814	431,160
GMAC Commercial Mortgage Asset Corp.
2006-LEAV, 5.46% due 03/10/51†††,5	953,639	807,532
Total Military Housing		11,166,281
Total Collateralized Mortgage Obligations
(Cost $198,899,619)		196,300,835
U.S. GOVERNMENT SECURITIES†† - 4.0%
U.S. Treasury Bills
4.16% due 04/03/25[1,15]	23,600,000	23,513,935
4.15% due 03/13/25[15]	20,360,000	20,335,926
3.87% due 03/06/25[15]	12,370,000	12,365,650
4.10% due 03/25/25[15]	3,000,000	2,992,245
4.24% due 03/18/25[15]	1,190,000	1,187,883
4.25% due 03/06/25[1,15]	10,000	9,997
U.S. Treasury Bonds
due 08/15/51[1,17,18]	32,650,000	9,819,481
due 05/15/44[1,17,18]	5,030,000	2,103,559
due 11/15/44[17,18,19]	5,030,000	2,045,259
due 02/15/46[17,18,19,20]	5,060,000	1,939,223
Total U.S. Government Securities
(Cost $82,089,406)		76,313,158
CONVERTIBLE BONDS†† - 0.2%
Consumer, Non-cyclical - 0.1%
Block, Inc.
due 05/01/26[17]	2,840,000	2,673,860
Communications - 0.1%
Cable One, Inc.
due 03/15/26[17]	1,250,000	1,176,250
Total Convertible Bonds
(Cost $3,864,093)		3,850,110
FOREIGN GOVERNMENT DEBT†† - 0.1%
Panama Government International Bond
4.50% due 01/19/63	4,150,000	2,564,471
Total Foreign Government Debt
(Cost $4,124,798)		2,564,471
MUNICIPAL BONDS†† - 0.0%
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	395,107
Total Municipal Bonds
(Cost $400,000)		395,107
SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
12.10% due 09/30/26†††	EUR 174,195	155,402
12.48% due 09/30/26†††	EUR 117,171	104,530
8.66% due 09/30/26†††	EUR 115,898	103,395
Total Industrial		363,327
Total Senior Fixed Rate Interests
(Cost $421,787)		363,327
	Contracts/ Notional Value	Value
OTC OPTIONS PURCHASED†† - 0.0%
Put Options on:
Foreign Exchange Options
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $22,037,911)	EUR 19,423,000	220,406
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $22,037,911)	EUR 19,423,000	220,406
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $15,426,424)	EUR 13,596,000	155,159
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $7,754,059)	EUR 6,834,000	77,990
Bank of America, N.A. Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $6,611,486)	EUR 5,827,000	66,498
BNP Paribas Foreign Exchange EUR/USD Expiring November 2025 with strike price of EUR 1.01 (Notional Value $1,276,458)	EUR 1,125,000	12,839
Total Foreign Exchange Options		753,298
Total OTC Options Purchased
(Cost $911,634)		753,298

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Contracts/ Notional Value	Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,21 - 0.2%
Call Swaptions on:
Interest Rate Swaptions
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $29,230,000)	29,230,000	$593,392
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.82% (Notional Value $29,230,000)	29,230,000	593,393
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.80% (Notional Value $54,560,000)	54,560,000	1,080,688
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.50% (Notional Value $48,477,275)	38,500,000	338,106
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.80% (Notional Value $44,573,910)	35,400,000	230,833
Total Call Interest Rate Swaptions		2,836,412
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 5.50% (Notional Value $48,477,275)	38,500,000	73,575
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.85% (Notional Value $44,573,910)	35,400,000	40,822
Total Put Interest Rate Swaptions		114,397
Total OTC Interest Rate Swaptions Purchased
(Cost $1,697,875)		2,950,809
Total Investments - 123.8%
(Cost $2,464,359,079)		$2,372,388,052

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Contracts/ Notional Value	Value
LISTED OPTIONS WRITTEN† - 0.0%
Call Options on:
Equity Options
S&P 500 Index Expiring March 2025 with strike price of $6,115.00 (Notional Value $15,481,700)	26	$ –
S&P 500 Index Expiring March 2025 with strike price of $6,105.00 (Notional Value $15,481,700)	26	(130)
S&P 500 Index Expiring March 2025 with strike price of $6,055.00 (Notional Value $15,481,700)	26	(130)
S&P 500 Index Expiring March 2025 with strike price of $6,115.00 (Notional Value $15,481,700)	26	(325)
S&P 500 Index Expiring March 2025 with strike price of $6,145.00 (Notional Value $15,481,700)	26	(325)
S&P 500 Index Expiring March 2025 with strike price of $6,110.00 (Notional Value $15,481,700)	26	(3,380)
SPDR S&P 500 ETF Trust Expiring March 2025 with strike price of $609.00 (Notional Value $1,247,778)	21	(5,565)
NASDAQ-100 Index Expiring March 2025 with strike price of $21,075.00 (Notional Value $2,088,441)	1	(34,365)
S&P 500 Index Expiring March 2025 with strike price of $5,935.00 (Notional Value $2,381,800)	4	(42,560)
Russell 2000 Index Expiring March 2025 with strike price of $2,170.00 (Notional Value $2,595,683)	12	(53,880)
S&P 500 Index Expiring March 2025 with strike price of $6,015.00 (Notional Value $15,481,700)	26	(70,070)
S&P 500 Index Expiring March 2025 with strike price of $6,010.00 (Notional Value $15,481,700)	26	(86,450)
S&P 500 Index Expiring March 2025 with strike price of $5,965.00 (Notional Value $15,481,700)	26	(152,880)
S&P 500 Index Expiring March 2025 with strike price of $5,940.00 (Notional Value $15,481,700)	26	(204,880)
S&P 500 Index Expiring March 2025 with strike price of $5,900.00 (Notional Value $15,481,700)	26	(279,500)
Total Equity Options		(934,440)
Total Listed Options Written
(Premiums received $2,120,046)		(934,440)

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

	Contracts/ Notional Value	Value
OTC INTEREST RATE SWAPTIONS WRITTEN††,21 - (0.1)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 3.30% (Notional Value $44,573,910)	35,400,000	$(96,954)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 3.00% (Notional Value $48,477,275)	38,500,000	(192,761)
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.30% (Notional Value $54,560,000)	54,560,000	(522,313)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $29,230,000)	29,230,000	(287,919)
BNP Paribas 5-Year Interest Rate Swap Expiring November 2025 with exercise rate of 3.32% (Notional Value $29,230,000)	29,230,000	(287,920)
Total Call Interest Rate Swaptions		(1,387,867)
Put Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring October 2025 with exercise rate of 4.35% (Notional Value $44,573,910)	35,400,000	(106,386)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap Expiring August 2026 with exercise rate of 4.50% (Notional Value $48,477,275)	38,500,000	(206,427)
Total Put Interest Rate Swaptions		(312,813)
Total OTC Interest Rate Swaptions Written
(Premiums received $1,075,704)		(1,700,680)
Other Assets & Liabilities, net - (23.7)%		(453,618,525)
Total Net Assets - 100.0%		$1,916,134,407

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	415	Dec 2026	$100,066,875	$421,333

Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	770	Mar 2025	229,623,625	(6,293,294)

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized (Depreciation)**
BofA Securities, Inc.	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR16,150,000	$(351,765)	$(332,665)	$(19,100)
BofA Securities, Inc.	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29	45,164,012	(992,451)	(930,805)	(61,646)
							$(1,344,216)	$(1,263,470)	$(80,746)

OTC Credit Default Swap Agreements Protection Purchased††
Counterparty		Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums (Received)	Unrealized Appreciation
Morgan Stanley Capital Services LLC		CDX.NA.HY.43.V1 (15-25%)	5.00%	Quarterly	12/20/29	$6,610,000	$(321,217)	$(403,966)	$82,749
Morgan Stanley Capital Services LLC		CDX.NA.HY.43.V1 (25-35%)	5.00%	Quarterly	12/20/29	6,610,000	(952,880)	(993,121)	40,241
							$(1,274,097)	$(1,397,087)	$122,990

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.05%	Annually	01/31/30	$24,060,000	$(336,541)	$402	$(336,943)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	143,900,000	(3,354,816)	450	(3,355,266)
								$(3,691,357)	$852	$(3,692,209)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	4.97% (Federal Funds Rate + 0.64%)	At Maturity	06/02/25	66,900	$39,750,642	$6,252,554
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	5.09% (Federal Funds Rate + 0.76%)	At Maturity	09/02/25	33,100	19,667,358	2,144,549

							$59,418,000	$8,397,103
OTC Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	5.33% (Federal Funds Rate + 1.00%)	At Maturity	04/11/25	68,228	10,330,408	330,408

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Nomura Global Financial Products, Inc.	EUR	Sell	166,010,000	172,607,569 USD	03/14/25	$307,133
JPMorgan Chase Bank, N.A.	EUR	Sell	5,000,000	5,254,432 USD	03/14/25	64,972
Barclays Bank plc	EUR	Sell	4,670,000	4,877,383 USD	03/14/25	30,428
Bank of America, N.A.	CAD	Sell	3,290,000	2,301,033 USD	03/14/25	24,901
Bank of America, N.A.	EUR	Sell	590,000	623,317 USD	05/27/25	8,454
Citibank, N.A.	GBP	Buy	19,000	23,907 USD	03/14/25	(4)
Citibank, N.A.	CAD	Buy	63,000	44,446 USD	03/14/25	(861)
JPMorgan Chase Bank, N.A.	GBP	Buy	160,000	202,737 USD	03/14/25	(1,440)
Bank of America, N.A.	EUR	Buy	1,600,000	1,674,959 USD	03/14/25	(14,332)
Bank of America, N.A.	GBP	Sell	25,313,000	31,491,941 USD	03/14/25	(354,492)
						$64,759

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

OTC Interest Rate Swaptions Purchased
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.80%	11/19/25	3.80%	$54,560,000	$1,080,688
BNP Paribas 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	29,230,000	593,392
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Pay	12 Month Term SOFR	Annual	3.82%	11/18/25	3.82%	29,230,000	593,393
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.50%	08/19/26	3.50%	48,477,275	338,106
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	3.80%	10/31/25	3.80%	44,573,910	230,833
								$2,836,412
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	5.50%	08/19/26	5.50%	48,477,275	73,575
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	4.85%	10/31/25	4.85%	44,573,910	40,822
								$114,397
OTC Interest Rate Swaptions Written
Counterparty/Description	Buy/Sell Protection	Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.30%	10/31/25	3.30%	$44,573,910	$(96,954)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Receive	12 Month GBP SONIA	Annual	3.00%	08/19/26	3.00%	48,477,275	(192,761)
Morgan Stanley Capital Services LLC 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	29,230,000	(287,919)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.32%	11/18/25	3.32%	29,230,000	(287,920)
BNP Paribas 5-Year Interest Rate Swap	Receive	12 Month Term SOFR	Annual	3.30%	11/19/25	3.30%	54,560,000	(522,313)
								$(1,387,867)
Put
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.35%	10/31/25	4.35%	44,573,910	(106,386)
Morgan Stanley Capital Services LLC 2-Year Interest Rate Swap	Pay	12 Month GBP SONIA	Annual	4.50%	08/19/26	4.50%	48,477,275	(206,427)
								$(312,813)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at February 28, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of February 28, 2025, the total value of segregated securities was $574,927,779.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $6,205,125 (cost $9,304,518), or 0.3% of total net assets — See Note 6.
3	Special Purpose Acquisition Company (SPAC).
4	Affiliated issuer.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $922,282,084 (cost $942,406,257), or 48.1% of total net assets.
6	Rate indicated is the 7-day yield as of February 28, 2025.
7	Variable rate security. Rate indicated is the rate effective at February 28, 2025. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.
8	Perpetual maturity.
9	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
10	Payment-in-kind security.
11	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
12	Security is unsettled at period end and does not have a stated effective rate.
13	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at February 28, 2025. See table below for additional step information for each security.
14	Security is an interest-only strip.
15	Rate indicated is the effective yield at the time of purchase.
16	Security is in default of interest and/or principal obligations.
17	Zero coupon rate security.
18	Security is a principal-only strip.
19	All or a portion of this security is pledged as equity index swap collateral at February 28, 2025.
20	All or a portion of this security is pledged as futures collateral at February 28, 2025.
21	Swaptions - See additional disclosure in the swaptions table above for more information on swaptions.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

BofA — Bank of America
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1
plc — Public Limited Company
PPV — Public-Private Venture
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2025 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,452,495	$305,229	$1,497,363	$12,255,087
Preferred Stocks	38,495,922	59,818,830	11,172,281	109,487,033
Warrants	346	—	44	390
Exchange-Traded Funds	5,223,372	—	—	5,223,372
Closed-End Mutual Funds	20,584,633	—	—	20,584,633
Money Market Funds	21,647,461	—	—	21,647,461
Corporate Bonds	—	728,745,664	62,382,907	791,128,571
Senior Floating Rate Interests	—	631,442,590	109,656,259	741,098,849
Asset-Backed Securities	—	301,936,099	85,535,442	387,471,541
Collateralized Mortgage Obligations	—	193,765,397	2,535,438	196,300,835
U.S. Government Securities	—	76,313,158	—	76,313,158
Convertible Bonds	—	3,850,110	—	3,850,110
Foreign Government Debt	—	2,564,471	—	2,564,471
Municipal Bonds	—	395,107	—	395,107
Senior Fixed Rate Interests	—	—	363,327	363,327
Options Purchased	—	753,298	—	753,298
Interest Rate Swaptions Purchased	—	2,950,809	—	2,950,809
Interest Rate Futures Contracts**	421,333	—	—	421,333
Credit Default Swap Agreements**	—	122,990	—	122,990
Forward Foreign Currency Exchange Contracts**	—	435,888	—	435,888
Equity Index Swap Agreements**	—	8,397,103	—	8,397,103
Interest Rate Swap Agreements**	—	330,408	—	330,408
Total Assets	$96,825,562	$2,012,127,151	$273,143,061	$2,382,095,774

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$934,440	$—	$—	$934,440
Interest Rate Swaptions Written	—	1,700,680	—	1,700,680
Equity Futures Contracts**	6,293,294	—	—	6,293,294
Credit Default Swap Agreements**	—	80,746	—	80,746
Interest Rate Swap Agreements**	—	3,692,209	—	3,692,209
Forward Foreign Currency Exchange Contracts**	—	371,129	—	371,129
Unfunded Loan Commitments (Note 5)	—	—	452,520	452,520
Total Liabilities	$7,227,734	$5,844,764	$452,520	$13,525,018

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $393,252,988 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at February 28, 2025	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$ 59,379,913	Yield Analysis	Yield	5.0%-13.0%	7.2%
Asset-Backed Securities	26,155,529	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	2,535,438	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	1,040,885	Enterprise Value	Valuation Multiple	2.3x-8.5x	5.5x
Common Stocks	341,710	Model Price	Purchase Price	—	—
Common Stocks	114,744	Model Price	Liquidation Value	—	—
Common Stocks	24	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	36,043,548	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	24,898,080	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	1,427,939	Model Price	Purchase Price	—	—
Corporate Bonds	13,340	Third Party Pricing	Trade Price	—	—
Preferred Stocks	10,115,000	Yield Analysis	Yield	6.2%	—
Preferred Stocks	1,057,281	Model Price	Purchase Price	—	—
Senior Fixed Rate Interests	363,327	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	57,373,084	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	27,655,769	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	22,464,905	Yield Analysis	Yield	10.0%-15.2%	10.6%
Senior Floating Rate Interests	2,162,501	Model Price	Liquidation Value	—	—
Warrants	44	Model Price	Liquidation Value	—	—
Total Assets	$ 273,143,061	Third Party Pricing	Trade Price	—	—
Liabilities:
Unfunded Loan Commitments	$ 452,520	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended February 28, 2025, the Fund had securities with a total value of $6,868,029 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $17,507,142 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 28, 2025:

	Assets									Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Senior Fixed Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ 45,517,169	$ 1,716,438	$ 39,085,000	$ 118,735,150	$ 44	$ 1,211,166	$ 10,908,493	$ 334,549	$ 217,508,009	$ (300,392)
Purchases/(Receipts)	39,980,000	813,695	22,193,483	33,959,180	-	-	-	74,650	97,021,008	(1,076,680)
(Sales, maturities and paydowns)/Fundings	(1,039,681)	(26,167)	(205,300)	(28,441,955)	-	(247,460)	-	-	(29,960,563)	595,275
Amortization of premiums/discounts	10,248	1,780	8,544	466,628	-	-	-	44	487,244	70,873
Corporate actions	-	-	-	(2,486,879)	-	618,716	-	-	(1,868,163)	-
Total realized gains (losses) included in earnings	-	-	(1,025,092)	(338,991)	-	127,528	-	-	(1,236,555)	59,882
Total change in unrealized appreciation (depreciation) included in earnings	1,067,706	29,692	2,326,272	(1,597,888)	-	(212,611)	263,939	(45,916)	1,831,194	198,522
Transfers into Level 3	-	-	-	6,868,005	-	24	-	-	6,868,029	-
Transfers out of Level 3	-	-	-	(17,506,991)	-	-	(151)	-	(17,507,142)	-
Ending Balance	$ 85,535,442	$ 2,535,438	$ 62,382,907	$ 109,656,259	$ 44	$ 1,497,363	$ 11,172,281	$ 363,327	$ 273,143,061	$ (452,520)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at February 28, 2025	$ 1,067,706	$ 29,692	$ 1,311,289	$(1,400,142)	$-	$ (146,378)	$ 277,073	$ (45,916)	$ 1,093,324	$ 233,852

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd., which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69	7.00%	10/01/27	—	—
New Residential Mortgage Loan Trust 2022-NQM5, 6.50% due 11/25/52	7.50%	09/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated person, as defined in the Investment Company Act of 1940 (“affiliated issuer”).

Transactions during the period ended February 28, 2025, in which the company is an affiliated issuer, were as follows:
Security Name	Value 05/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/25	Shares 02/28/25	Investment Income
Common Stocks
BP Holdco LLC*	$146,719	$–	$–	$–	$(47,775)	$98,944	121,041	$–
Closed-End Mutual Funds
Guggenheim Active Allocation Fund	14,269,000	–	–	–	560,500	14,829,500	950,000	1,015,313
	$14,415,719	$–	$–	$–	$512,725	$14,928,444		$1,015,313

*	Non-income producing security.

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is considered fundamental and may not be changed without shareholder approval.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and together with the Fund Valuation Procedures, the “Valuation

Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Fund seeks to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Fund's securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing service.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service provider.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service provider.

Typically, loans are valued using information provided by an independent third-party pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by an independent third-party pricing service.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative instruments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument ot obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with the Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Fund’s Schedule of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return swaps the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred.

If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if the Fund is selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to seek to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, geopolitical, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve greater risks and risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Fund’s investments. When values are not available from an independent third-party pricing service, values will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At February 28, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 2,461,285,180	$ 40,098,626	$ (132,360,530)	$ (92,261,904)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of February 28, 2025. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of February 28, 2025, were as follows:

Borrower	Maturity Date	Face Amount*	Value

Accuride Corp.	01/27/25	173,818	$–
Alteryx, Inc.	02/08/31	461,111	–
AmSpec Parent LLC	12/11/31	80,000	150
Avalara, Inc.	10/19/28	700,000	6,040
Capstone Acquisition Holdings, Inc.	11/12/29	531,324	2,769
Care BidCo	05/04/28	EUR 1,000,000	43,881
Checkers Holdings, Inc.	06/16/27	139,346	–
Coller Capital Ltd.	09/25/36	3,572,063	–
Convergint	03/31/28	275,298	–
Datix Bidco Ltd.	04/25/31	2,077,750	110,206
Finastra USA, Inc.	09/13/29	330,000	30,821
Franchise Group, Inc.	04/30/25	375,662	–
GrafTech Finance, Inc.	11/04/29	986,089	–
Hanger, Inc.	10/23/31	536,122	–
Higginbotham Insurance Agency, Inc.	11/24/28	349,895	2,481
Integrated Power Services Holdings, Inc.	11/22/28	750,887	2,001
Kerridge Commercial Systems Bidco Ltd.	09/07/30	GBP 2,500,000	47,180
MB2 Dental Solutions LLC	02/13/31	1,838,068	29,973
Oil Changer Holding Corp.	02/08/27	425,286	3,232
Polaris Newco LLC	06/04/26	3,264,000	103,005
PT Intermediate Holdings III LLC	04/09/30	65,352	139
Secretariat Advisors LLC	02/21/32	188,172	706
Shaw Development LLC	10/30/29	531,915	8,275
SHO Holding I Corp.	04/27/24	311,159	20,482
TK Elevator Midco GmbH	01/29/27	EUR 1,214,721	41,179
VDK Groep B.V.	01/29/32	EUR 738,189	–
			$452,520

*The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR - Euro

GBP - British Pound

Guggenheim Strategic Opportunities Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2025

Note 6 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value

BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	05/05/15	$2,643,229	$2,526,307
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46	08/09/19	264,242	241,132
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	19,970	335
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	11,343	190
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 5.95% (WAC) due 11/25/52[1]	09/10/19	3,269,940	2,725,258
Mirabela Nickel Ltd.
due 06/24/19[2]	12/31/13	2,341,590	13,340
Nassau LLC
2019-1 3.98% due 08/15/34	08/16/19	754,204	698,563
		$9,304,518	$6,205,125

*	Non-income producing security.
1	Variable rate security. Rate indicated is the rate effective at February 28, 2025. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
2	Security is in default of interest and/or principal obligations.

Note 7 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

Guggenheim Strategic Opportunities Fund
OTHER INFORMATION (Unaudited)	February 28, 2025

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.